UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5900

                                EXPEDITION FUNDS
               (Exact name of registrant as specified in charter)
                                    ________


                              15 South 20th Street
                            Birmingham, Alabama 35233
               (Address of principal executive offices) (Zip code)

                                Expedition Funds
                       State Street Bank and Trust Company
                               225 Franklin Street
                           Boston Massachusetts 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-992-2085

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


Expedition Funds GUIDING YOUR WAY 2004   Semi-Annual Report

[COMPASS GRAPHIC OMITTED]

[NUMBERS GRAPHIC OMITTED]

[EXPEDITION FUNDS LOGO OMITTED]


Table of Contents

Letter to Our Shareholders ............................    1
Statements of Net Assets ..............................    3
Statements of Operations ..............................   40
Statements of Changes in Net Assets ...................   43
Financial Highlights ..................................   46
Notes to Financial Statements .........................   52

A description of the policies and procedures that the Expedition Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-992-2085; and (ii) on the Commission's website at http://ww.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) by calling 800-992-2085; and (ii) on the Commission's website at http://ww.sec.gov.

--------------------------------------------------------------------------------

Shares of the Expedition Funds are not deposits of or obligations of, or guaranteed or endorsed by Compass Bank, Compass Bancshares, Inc. or any of their affiliates, or any bank, and are not obligations of, guaranteed by or insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

An investment in shares of the Funds involves investment risk, including the possible loss of all or a portion of the principal invested, and the investment return and value of shares of the Funds will fluctuate so that an investment, when liquidated, may be worth more or less than the original cost.

Money market funds are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Expedition Money Market Fund or Tax-Free Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Compass Bank serves as investment advisor and custodian to the Expedition Funds, and Compass Bank and various of its affiliates may provide various services to the Funds, for which investment advisory, custodian and other services Compass Bank and/or such other affiliates are entitled to receive compensation.

--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

During the six-month period ended April 30, 2004, the economy and the markets continued to gain momentum.

Despite the ongoing difficulties in Iraq and rising oil prices, the nation's economy produced very positive results, reflected in strong growth in the gross domestic product (GDP), higher factory orders, and excellent corporate earnings over a broad range of industries and sectors.

The only major indicator that remained weak was employment, leading many to categorize this as a "jobless recovery." However, near the end of the six-month period, employment too showed a surprising surge, indicating better times ahead for the nation's payrolls.

This good news helped fuel a continued rally in the stock market, which has responded well to each new report of outstanding corporate earnings. Conversely, it hampered performance in bonds.

JITTERS IN THE BOND MARKET.

Bonds were relatively weak for much of the past six months, as investors recognized that the interest rate party may be over for the foreseeable future.

In recent months, the Federal Reserve Board has faced a difficult balancing act. Clearly, the economy's surge, along with sharply rising oil prices, would suggest that inflation is on the rise. And, in fact, prices of many products and services are rising in response to increased demand and higher energy costs.

But in an election year, even the most independent Fed chairman can be loath to push interest rates higher at the risk of dampening a recovery. And the current chairman, Alan Greenspan, has thus far skirted the issue by holding rates at their historically low levels while suggesting that the Fed is becoming "less patient" than in recent years.

Mr. Greenspan has also expressed concern over the rapid rise in government spending, as the nation attempts to pay for an extremely costly war abroad and an even more costly new Medicare prescription drug program at home. Together, these factors are a prescription for higher rates - and lower bond prices.

A STRONG PERIOD FOR STOCKS.

Stock investors gained greater confidence during the period, pushing the major indices to recent highs. And while a general mood of caution remains, investors found it hard to overlook the many positive reports emanating from the corporate world.

In recent months, company after company has reported strong growth in revenues and profits, signaling a broad recovery in both consumer and business spending.

Among the sectors that performed well during the period were technology, durable goods, and financial services. Amazingly, even many Internet companies experienced strong gains as investors realized that a few dot-com concepts - most notably eBay*, Amazon.com*, and Yahoo* - can actually result in real profits.

One factor behind the rapid acceleration in corporate earnings is an increased refinement of company management practices.

Over the past few years, many companies have used the economic downturn as an opportunity to streamline their operations and reduce overhead costs. The wisest among them also looked for opportunities to boost market share - even when the overall market was stagnant

                                                             APRIL 30, 2004    1

LETTER TO OUR SHAREHOLDERS (CONCLUDED)


or shrinking. As a result, a large portion of today's higher revenues has moved straight to the bottom line. With employment levels and energy costs on the rise, future profit gains may be more modest. But for long-term investors, it is important to recognize that many businesses are learning how to manage through the inevitable ups and downs of the economy.

PARTICIPATING FULLY.

The Expedition Funds family participated fully in the positive results of the stock and bond markets over the past six months, producing good results while avoiding excessive levels of risk.

We continued to focus on long-term value rather than current trends. And we continued to be guided by the experience we've gained over a period of decades - rather than by the headlines in today's newspaper.

We believe that this approach reflects the best interests of our investors, who choose our Funds in order to pursue lifetime goals, not short-term gains.

APPRECIATING OUR FREEDOMS.

As the news of the world is brought to our door each day, we are reminded of the many freedoms we Americans take for granted.

One of these is the freedom to elect our own leaders. This basic right is currently being purchased at a very high cost for the people of Iraq, which should remind us of our sacred duty to cast our votes this November.

Another is the right to take part in the growth of our nation through investing. This everyday right may seem unremarkable, until we realize that many people around the world lack the means and resources to invest.

We are grateful that you have placed your trust in the Expedition Funds as the vehicle for pursuing your right to build a better future. And we will continue to strive to earn that trust.

Sincerely,

/s/Denise A. Woodham

Denise A. Woodham
Managing Director of Investments
Compass Asset Management Group

*As of April 30, 2004 the Funds did not hold any shares of these stocks.

TO DETERMINE IF THESE FUNDS ARE AN APPROPRIATE INVESTMENT FOR YOU, CAREFULLY CONSIDER THE FUNDS' INVESTMENT OBJECTIVES, RISK FACTORS AND CHARGES AND EXPENSES BEFORE INVESTING. THIS AND OTHER INFORMATION CAN BE FOUND IN THE FUNDS' PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-992-2085, OR LOGGING ON TO OUR WEBSITE AT WWW.EXPEDITIONFUNDS.COM. PLEASE READ IT CAREFULLY BEFORE INVESTING.

THE MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE REGARDING ANY STOCK. THE EXPEDITION FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO. SEI INVESTMENTS DISTRIBUTION CO. IS NOT AFFILIATED WITH EXPEDITION FUNDS OR ANY OTHER AFFILIATE. THERE ARE RISKS INVOLVED WITH INVESTING, INCLUDING POSSIBLE LOSS OF PRINCIPAL. IN ADDITION TO THESE RISKS, PRODUCTS AND COMPANIES IN WHICH TECHNOLOGY FUNDS INVEST MAY BE SUBJECT TO SEVERE COMPETITION AND RAPID OBSOLESCENCE.

2    APRIL 30, 2004

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                             SHARES             (000)
--------------------------------------------------------------------------------
COMMON STOCK - 99.7%
   AEROSPACE & DEFENSE - 2.4%
   United Technologies                                  50,400         $  4,347
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                              4,347
--------------------------------------------------------------------------------
   BROADCASTING, NEWSPAPERS & ADVERTISING - 5.8%
   Comcast, Cl A*                                       90,000            2,709
   Gannett                                              33,000            2,861
   Omnicom Group                                        42,000            3,339
   UTStarcom*                                           55,000            1,449
--------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                          10,358
--------------------------------------------------------------------------------
   BROKER/DEALERS - 4.6%
   Goldman Sachs Group                                  40,000            3,870
   Morgan Stanley                                       85,000            4,368
--------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                   8,238
--------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT - 2.4%
   L-3 Communications Holdings                          69,530            4,293
--------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                                         4,293
--------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 6.5%
   Cisco Systems*                                      126,000            2,630
   Dell*                                                86,000            2,985
   Intel                                               129,000            3,319
   International Business Machines                      30,000            2,645
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                            11,579
--------------------------------------------------------------------------------
   COSMETICS/TOILETRIES - 4.0%
   Gillette                                             80,000            3,274
   Procter & Gamble                                     36,000            3,807
--------------------------------------------------------------------------------
   TOTAL COSMETICS/TOILETRIES                                             7,081
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 7.2%
   American Express                                    100,000            4,895
   Citigroup                                            87,000            4,184
   JP Morgan Chase                                     100,000            3,760
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                  12,839
--------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING - 4.6%
   Fortune Brands                                       40,000            3,050
   General Electric                                    171,000            5,121
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                        8,171
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 2.4%
   Exelon                                               65,000            4,351
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                              4,351
--------------------------------------------------------------------------------


                                                             APRIL 30, 2004    3

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                             SHARES             (000)
--------------------------------------------------------------------------------
   ENTERTAINMENT - 1.0%
   Harrah's Entertainment                               34,000         $  1,808
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                    1,808
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 5.8%
   Anheuser-Busch                                       70,000            3,587
   Constellation Brands, Cl A*                         100,000            3,313
   Sysco                                                90,000            3,442
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                        10,342
--------------------------------------------------------------------------------
   INSURANCE - 9.5%
   Allstate                                             85,000            3,901
   American International Group                         55,000            3,941
   Lincoln National                                    110,000            4,937
   Marsh & McLennan                                     90,000            4,059
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                       16,838
--------------------------------------------------------------------------------
   MACHINERY - 2.0%
   Caterpillar                                          45,000            3,498
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                                        3,498
--------------------------------------------------------------------------------
   MEASURING DEVICES - 1.6%
   PerkinElmer                                         144,000            2,772
--------------------------------------------------------------------------------
   TOTAL MEASURING DEVICES                                                2,772
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 12.8%
   Amgen*                                               60,000            3,376
   CR Bard                                              35,000            3,720
   Invitrogen*                                          35,000            2,528
   Mylan Laboratories                                  165,000            3,780
   Quest Diagnostics                                    22,800            1,923
   St. Jude Medical*                                    37,000            2,822
   UnitedHealth Group                                   75,000            4,611
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                     22,760
--------------------------------------------------------------------------------
   METALS-ALUMINUM - 1.5%
   Alcoa                                                85,000            2,614
--------------------------------------------------------------------------------
   TOTAL METALS-ALUMINUM                                                  2,614
--------------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 3.2%
   Affiliated Computer Services, Cl A*                  55,000            2,668
   First Data                                           67,000            3,041
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                  5,709
--------------------------------------------------------------------------------
   PETROLEUM REFINING - 5.5%
   Apache Corporation                                   84,000            3,517
   ConocoPhillips                                       55,000            3,922
   Schlumberger                                         40,000            2,341
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                               9,780
--------------------------------------------------------------------------------


4    APRIL 30, 2004

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                             SHARES             (000)
--------------------------------------------------------------------------------
   PHARMACEUTICALS - 2.8%
   Pfizer                                              140,000         $  5,006
--------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                                  5,006
--------------------------------------------------------------------------------
   RETAIL - 6.6%
   Best Buy                                             46,000            2,495
   CVS                                                  80,000            3,090
   Staples*                                            130,000            3,349
   Target                                               64,000            2,776
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                          11,710
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 0.9%
   Applied Materials*                                   90,000            1,641
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                      1,641
--------------------------------------------------------------------------------
   SOFTWARE & PROGRAMMING - 2.9%
   Microsoft                                           110,000            2,857
   Oracle*                                              50,000              561
   Veritas Software*                                    63,000            1,680
--------------------------------------------------------------------------------
   TOTAL SOFTWARE & PROGRAMMING                                           5,098
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 3.7%
   Nextel Communications*                              120,000            2,863
   Nokia ADR                                            50,000              701
   SBC Communications                                  120,000            2,988
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  6,552
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK
      (COST $159,563)                                                   177,385
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 0.3%
   Expedition Money Market Fund+                       466,293              466
--------------------------------------------------------------------------------
   TOTAL RELATED PARTY MONEY MARKET FUND
      (COST $466)                                                           466
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 100.0%
      (COST $160,029)                                                   177,851
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.0%
Investment Advisory Fees Payable                                           (114)
Administrator Fees Payable                                                  (30)
Distribution Fees Payable                                                   (15)
Custodian Fees Payable                                                       (3)
Trustees' Fees Payable                                                       (2)
Other Assets and Liabilities, Net                                           216
--------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES                                        52
--------------------------------------------------------------------------------


                                                             APRIL 30, 2004    5

EXPEDITION EQUITY FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                          VALUE
DESCRIPTION                                                               (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares
   (unlimited authorization -- no par value)
   based on 20,246,993 outstanding shares of
   beneficial interest                                                 $211,710
Portfolio Capital of Investment Shares - Class A
   (unlimited authorization -- no par value)
   based on 983,478 outstanding shares of
   beneficial interest                                                   12,961
Portfolio Capital of Investment Shares - Class B
   (unlimited authorization -- no par value)
   based on 2,075,776 outstanding shares of
   beneficial interest                                                   26,693
Undistributed net investment income                                         117
Accumulated net realized loss on investments                            (91,400)
Net unrealized appreciation on investments                               17,822
--------------------------------------------------------------------------------
   TOTAL NET ASSETS - 100.0%                                           $177,903
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES
   ($155,344,097 / 20,246,993 SHARES)                                     $7.67
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A
   ($7,473,330 / 983,478 SHARES)                                          $7.60
--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                        $7.92
--------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B (2)
   ($15,085,539 / 2,075,776 SHARES)                                       $7.27
--------------------------------------------------------------------------------

* Non-income producing security.
+ See Note 4 in Notes to Financial Statements.
(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
(2) Class B Shares have a contingent deferred sales charge. For a description of a possible redemption charge, see a prospectus for the Funds.
ADR -- American Depository Receipt
Cl -- Class



The accompanying notes are an integral part of the financial statements.

6    APRIL 30, 2004

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                             SHARES             (000)
--------------------------------------------------------------------------------
COMMON STOCK - 99.2%
   AEROSPACE & DEFENSE - 2.7%
   General Dynamics                                      1,500          $   140
   Raytheon                                              4,000              129
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                269
--------------------------------------------------------------------------------
   AIR TRANSPORTATION - 0.7%
   FedEx                                                 1,000               72
--------------------------------------------------------------------------------
   TOTAL AIR TRANSPORTATION                                                  72
--------------------------------------------------------------------------------
   BANKS - 14.6%
   Bank of America                                       2,000              161
   Bank of New York                                     10,000              291
   BB&T                                                  5,000              173
   Keycorp                                               8,000              238
   Union Planters                                        3,500               97
   Wachovia                                              5,000              229
   Wells Fargo                                           5,000              282
--------------------------------------------------------------------------------
   TOTAL BANKS                                                            1,471
--------------------------------------------------------------------------------
   BROADCASTING, NEWSPAPERS & ADVERTISING - 1.5%
   Comcast, Cl A*                                        5,000              150
--------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                             150
--------------------------------------------------------------------------------
   BROKER/DEALERS - 6.6%
   Goldman Sachs Group                                   2,500              242
   Merrill Lynch                                         4,000              217
   Morgan Stanley                                        4,000              205
--------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                     664
--------------------------------------------------------------------------------
   CHEMICALS - 3.6%
   EI Du Pont de Nemours                                 4,750              204
   PPG Industries                                        2,700              160
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                          364
--------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 2.8%
   Hewlett-Packard                                       7,000              138
   International Business Machines                       1,700              150
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                               288
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 7.4%
   Citigroup                                             6,500              312
   JP Morgan Chase                                       7,000              263
   Viad                                                  7,000              175
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                     750
--------------------------------------------------------------------------------

                                                             APRIL 30, 2004    7

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                             SHARES             (000)
--------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING - 5.9%
   Fortune Brands                                        4,250          $   324
   General Electric                                      9,000              270
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                          594
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 6.3%
   Centerpoint Energy                                   18,500              200
   Exelon                                                3,500              234
   Southern                                              7,000              201
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                                635
--------------------------------------------------------------------------------
   ENTERTAINMENT - 2.9%
   Harrah's Entertainment                                5,500              292
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                      292
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 2.0%
   Adolph Coors, Cl B                                    3,000              197
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                           197
--------------------------------------------------------------------------------
   INSURANCE - 6.1%
   ACE Ltd.                                              7,500              329
   American International Group                          4,000              286
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                          615
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 1.7%
   Quest Diagnostics                                     2,000              169
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                        169
--------------------------------------------------------------------------------
   METALS - 1.4%
   Alcan                                                 3,500              141
--------------------------------------------------------------------------------
   TOTAL METALS                                                             141
--------------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 1.6%
   First Data                                            3,500              159
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                    159
--------------------------------------------------------------------------------
   PETROLEUM REFINING - 11.1%
   Anadarko Petroleum                                    5,000              268
   ChevronTexaco                                         2,250              206
   Exxon Mobil                                           9,000              383
   Noble*                                                2,600               97
   Royal Dutch Petroleum                                 3,500              170
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                               1,124
--------------------------------------------------------------------------------
   PHARMACEUTICALS - 2.2%
   Abbott Laboratories                                   5,000              220
--------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                                    220
--------------------------------------------------------------------------------


8    APRIL 30, 2004

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                             SHARES             (000)
--------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUSTS - 1.0%
   Crescent Real Estate Equity                           6,500          $   101
--------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                                      101
--------------------------------------------------------------------------------
   RETAIL - 8.6%
   CVS                                                   8,000              309
   Wal-Mart Stores                                       4,400              251
   Yum! Brands*                                          8,000              310
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                             870
--------------------------------------------------------------------------------
   SOFTWARE & PROGRAMMING - 1.5%
   Microsoft                                             6,000              156
--------------------------------------------------------------------------------
   TOTAL SOFTWARE & PROGRAMMING                                             156
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 7.0%
   Alltel                                                3,000              151
   BellSouth                                             6,000              155
   Nokia ADR                                             8,000              112
   SBC Communications                                    5,500              137
   Verizon Communications                                4,000              151
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                    706
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK
      (COST $8,961)                                                      10,007
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 0.9%
   Expedition Money Market Fund+                        91,599               92
--------------------------------------------------------------------------------
   TOTAL RELATED PARTY MONEY MARKET FUND
      (COST $92)                                                             92
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 100.1%
      (COST $9,053)                                                      10,099
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (0.1)%
Receivable Due from Investment Advisor                                        5
Administrator Fees Payable                                                   (6)
Distribution Fees Payable                                                    (1)
Other Assets and Liabilities, Net                                           (10)
--------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES                                       (12)
--------------------------------------------------------------------------------


                                                             APRIL 30, 2004    9

EXPEDITION EQUITY INCOME FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                                                (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares
   (unlimited authorization -- no par value)
   based on 1,309,209 outstanding shares of
   beneficial interest                                                  $15,518
Portfolio Capital of Investment Shares - Class A
   (unlimited authorization -- no par value)
   based on 43,207 outstanding shares of
   beneficial interest                                                      518
Portfolio Capital of Investment Shares - Class B
   (unlimited authorization -- no par value)
   based on 104,404 outstanding shares of
   beneficial interest                                                    1,132
Undistributed net investment income                                          16
Accumulated net realized loss on investments                             (8,143)
Net unrealized appreciation on investments                                1,046
--------------------------------------------------------------------------------
   TOTAL NET ASSETS - 100.0%                                            $10,087
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES
   ($9,074,497 / 1,309,209 SHARES)                                        $6.93
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A
   ($298,954 / 43,207 SHARES)                                             $6.92
--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                        $7.21
NET ASSET VALUE AND OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B (2)
   ($713,602 / 104,404 SHARES)                                            $6.84
--------------------------------------------------------------------------------
* Non-income producing security.
+ See Note 4 in Notes to Financial Statements.
(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
(2) Class B Shares have a contingent deferred sales charge. For a description of a possible redemption charge, see a prospectus for the Funds.
ADR -- American Depository Receipt
Cl -- Class
Ltd. -- Limited



The accompanying notes are an integral part of the financial statements.

10    APRIL 30, 2004

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 36.4%
   BANKS - 3.0%
   Bank of America
      5.875%, 02/15/09                                  $1,000         $  1,076
   Bank One
      6.000%, 08/01/08                                   2,000            2,165
--------------------------------------------------------------------------------
   TOTAL BANKS                                                            3,241
--------------------------------------------------------------------------------
   BROKER/DEALERS - 5.0%
   Goldman Sachs Group
      6.600%, 01/15/12                                   2,000            2,193
   Merrill Lynch
      6.375%, 10/15/08                                   1,000            1,093
   Morgan Stanley
      6.750%, 04/15/11                                   2,000            2,212
--------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                   5,498
--------------------------------------------------------------------------------
   CHEMICALS - 2.1%
   EI Du Pont de Nemours
      6.875%, 10/15/09                                   2,000            2,265
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                        2,265
--------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 1.8%
   International Business Machines
      4.750%, 11/29/12                                   2,000            1,980
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                             1,980
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 9.8%
   American Express
      4.875%, 07/15/13                                   2,000            1,972
   General Electric Capital, Ser A, MTN
      7.375%, 01/19/10                                   3,000            3,457
   General Motors Acceptance
      6.150%, 04/05/07                                   2,000            2,118
   Household Finance
      6.375%, 10/15/11                                   1,000            1,087
   Wells Fargo Financial
      5.875%, 08/15/08                                   2,000            2,160
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                  10,794
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 1.9%
   Alabama Power, Ser G
      5.375%, 10/01/08                                   2,000            2,103
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                              2,103
--------------------------------------------------------------------------------

                                                             APRIL 30, 2004   11

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
   PHARMACEUTICALS - 1.8%
   Abbott Laboratories
      3.500%, 02/17/09                                  $2,000         $  1,962
--------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                                  1,962
--------------------------------------------------------------------------------
   RETAIL - 8.1%
   Lowe's
      8.250%, 06/01/10                                   2,000            2,403
   Target
      5.875%, 11/01/08                                   2,000            2,158
      4.000%, 06/15/13                                   1,000              926
   Wal-Mart Stores
      6.875%, 08/10/09                                   3,000            3,390
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                           8,877
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 2.9%
   SBC Communications
      5.875%, 02/01/12                                   1,000            1,047
   Verizon Wireless
      5.375%, 12/15/06                                   2,000            2,112
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  3,159
--------------------------------------------------------------------------------
   TOTAL CORPORATE OBLIGATIONS
      (COST $36,721)                                                     39,879
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.5%
   FHLB
      3.125%, 08/15/07                                   3,000            2,985
   FHLB, Ser 100
      5.800%, 09/02/08                                   2,000            2,162
   FHLB, Ser 363
      4.500%, 11/15/12                                   3,000            2,936
   FHLMC
      7.000%, 03/15/10                                   3,000            3,424
      6.625%, 09/15/09                                   3,000            3,360
   FNMA
      7.250%, 01/15/10                                   2,500            2,885
      5.500%, 03/15/11                                   3,000            3,177
      5.250%, 01/15/09                                   3,000            3,174
      4.375%, 03/15/13                                   4,000            3,867
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $26,501)                                                     27,970
--------------------------------------------------------------------------------


12    APRIL 30, 2004

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 24.3%
   U.S. Treasury Notes
      7.000%, 07/15/06                                  $2,500         $  2,743
      6.500%, 10/15/06                                   3,000            3,277
      6.500%, 02/15/10                                   1,000            1,137
      6.125%, 08/15/07                                   3,000            3,292
      6.000%, 08/15/09                                   3,000            3,329
      5.625%, 05/15/08                                   2,000            2,174
      5.500%, 05/15/09                                   3,000            3,262
      5.000%, 02/15/11                                     500              528
      4.375%, 08/15/12                                   2,000            2,004
      4.250%, 11/15/13                                   2,000            1,963
      4.000%, 11/15/12                                   1,000              974
      4.000%, 02/15/14                                   2,000            1,922
--------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (COST $24,862)                                                     26,605
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 7.5%
   FHLMC, Gold Pool #E00532
      6.500%, 02/01/13                                     169              179
   FHLMC, Gold Pool #E00543
      6.000%, 04/01/13                                     380              398
   FHLMC, Gold Pool #E00584
      6.000%, 11/01/13                                     554              580
   FHLMC, Gold Pool #E00832
      7.500%, 04/01/15                                     215              230
   FHLMC, Gold Pool #E00856
      7.500%, 06/01/15                                     207              221
   FNMA, Pool # 614934
      6.000%, 12/01/16                                   1,733            1,810
   FNMA, Pool #535966
      7.000%, 05/01/16                                     563              602
   GNMA, Pool #552999
      5.000%, 01/15/18                                   4,140            4,194
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (COST $8,113)                                                       8,214
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 3.1%
   MBNA Master Credit Card Trust, Ser 1999-J, Cl A
      7.000%, 02/15/12                                   3,000            3,394
--------------------------------------------------------------------------------
   TOTAL ASSET-BACKED SECURITIES
      (COST $3,141)                                                       3,394
--------------------------------------------------------------------------------

                                                            APRIL 30, 2004    13

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                             SHARES             (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 2.3%
   Expedition Money Market Fund+                     2,546,482         $  2,546
--------------------------------------------------------------------------------
   TOTAL RELATED PARTY MONEY MARKET FUND
      (COST $2,546)                                                       2,546
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.1%
      (COST $101,884)                                                   108,608
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.9%
Investment Advisory Fees Payable                                            (37)
Administrator Fees Payable                                                  (18)
Custodian Fees Payable                                                       (2)
Distribution Fees Payable                                                    (2)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities                                              1,093
--------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES                                     1,033
--------------------------------------------------------------------------------

NET ASSETS:
Portfolio Capital of Institutional Shares
   (unlimited authorization -- no par value)
   based on 9,748,195 outstanding shares of
   beneficial interest                                                   92,666
Portfolio Capital of Investment Shares - Class A
   (unlimited authorization -- no par value)
   based on 480,726 outstanding shares of
   beneficial interest                                                    9,017
Portfolio Capital of Investment Shares - Class B
   (unlimited authorization -- no par value)
   based on 184,260 outstanding shares of
   beneficial interest                                                    1,900
Accumulated net realized loss on investments                               (666)
Net unrealized appreciation on investments                                6,724
--------------------------------------------------------------------------------
   TOTAL NET ASSETS - 100.0%                                           $109,641
--------------------------------------------------------------------------------


14    APRIL 30, 2004

EXPEDITION INVESTMENT GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)


DESCRIPTION                                                               VALUE
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES
   ($102,642,166 / 9,748,195 SHARES)                                     $10.53
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A
   ($5,056,933 / 480,726 SHARES)                                         $10.52
--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                       $10.96
--------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B (2)
   ($1,942,271 / 184,260 SHARES)                                         $10.54
--------------------------------------------------------------------------------
+ See Note 4 in Notes to Financial Statements.
(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
(2) Class B Shares have a contingent deferred sales charge. For a description of a possible redemption charge, see a prospectus for the Funds.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
Ser -- Series




The accompanying notes are an integral part of the financial statements.

                                                             APRIL 30, 2004   15

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.7%
   ALABAMA - 11.6%
   Alabama State, Municipal Electric Authority,
      Power Supply RB, Ser A, MBIA
      5.000%, 09/01/33                                  $1,000          $   994
   Alabama State, Public School & College Authority,
      Capital Improvements RB, Ser D
      5.750%, 08/01/19                                   1,150            1,271
   Birmingham, Capital Improvement Warrants GO, Ser A
      5.550%, 08/01/21                                   1,000            1,077
   Huntsville, Warrants GO, Ser D
      5.000%, 11/01/07                                   1,000            1,080
   Montgomery, Warrants GO, Ser A
      5.100%, 10/01/09                                   1,000            1,079
   Phoenix City, School Warrants GO, AMBAC
      5.650%, 08/01/21                                   1,000            1,084
   Tuscaloosa, Warrants
      5.650%, 01/01/17                                   1,000            1,101
--------------------------------------------------------------------------------
   TOTAL ALABAMA                                                          7,686
--------------------------------------------------------------------------------
   CALIFORNIA - 10.5%
   California State GO, FGIC
      5.250%, 09/01/30                                   1,280            1,294
   Los Angeles School District GO, Ser 1997-E, MBIA
      5.125%, 01/01/27                                   1,000            1,009
   San Diego School District GO, Ser 1998-D, FGIC
      5.250%, 07/01/24                                   1,000            1,036
   San Gabriel School District GO, Ser A, FSA
      5.375%, 08/01/21                                     500              530
   Southern California, Metropolitan Water
      District RB, Ser A
      5.100%, 07/01/25                                   1,000            1,009
   University of California, Multiple Purpose
      Projects RB, Ser M, FGIC
      5.125%, 09/01/22                                   1,000            1,040
      5.125%, 09/01/23                                   1,000            1,031
--------------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                       6,949
--------------------------------------------------------------------------------
   COLORADO - 3.2%
   Denver, City and County GO, Ser B
      5.625%, 08/01/07                                   1,000            1,098
   La Plata County School District GO, MBIA
      5.250%, 11/01/25                                   1,000            1,029
--------------------------------------------------------------------------------
   TOTAL COLORADO                                                         2,127
--------------------------------------------------------------------------------


16    APRIL 30, 2004

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
   FLORIDA - 4.1%
   Florida State, Board of Education Capital Outlay GO,
      Ser A, Pre-Refunded @ 101 (A)
      5.650%, 01/01/05                                  $  500         $    519
   Florida State, Department of Transportation GO,
      Right of Way Project, Ser B
      5.500%, 07/01/11                                   1,000            1,092
   Palm Beach County GO, Ser A
      5.450%, 08/01/13                                   1,000            1,083
--------------------------------------------------------------------------------
   TOTAL FLORIDA                                                          2,694
--------------------------------------------------------------------------------
   GEORGIA - 3.3%
   Georgia State GO, Ser B
      4.000%, 03/01/10                                   1,000            1,040
      6.000%, 03/01/12                                   1,000            1,157
--------------------------------------------------------------------------------
   TOTAL GEORGIA                                                          2,197
--------------------------------------------------------------------------------
   HAWAII - 1.7%
   Hawaii State GO, Ser CO, FGIC
      6.000%, 03/01/08                                   1,000            1,121
--------------------------------------------------------------------------------
   TOTAL HAWAII                                                           1,121
--------------------------------------------------------------------------------
   ILLINOIS - 1.9%
   Chicago, Project & Refunding GO, Ser C, FGIC
      5.500%, 01/01/19                                   1,180            1,271
--------------------------------------------------------------------------------
   TOTAL ILLINOIS                                                         1,271
--------------------------------------------------------------------------------
   KANSAS - 1.6%
   Kansas State, Department of Transportation RB, Ser A
      5.000%, 09/01/06                                   1,000            1,069
--------------------------------------------------------------------------------
   TOTAL KANSAS                                                           1,069
--------------------------------------------------------------------------------
   MASSACHUSETTS - 3.5%
   Massachusetts State, Consolidated Loan GO,
      Ser A, Pre-Refunded @ 101 (A)
      6.000%, 02/01/10                                   1,000            1,151
      6.000%, 02/01/10                                   1,000            1,152
--------------------------------------------------------------------------------
   TOTAL MASSACHUSETTS                                                    2,303
--------------------------------------------------------------------------------
   MINNESOTA - 0.8%
   Minnesota State, Public Facilities Authority RB,
      Water Pollution Control, Ser A
      6.000%, 03/01/09                                     500              518
--------------------------------------------------------------------------------
   TOTAL MINNESOTA                                                          518
--------------------------------------------------------------------------------

                                                             APRIL 30, 2004   17

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
   NEVADA - 1.6%
   Clark County GO
      6.000%, 07/01/06                                  $1,000          $ 1,080
--------------------------------------------------------------------------------
   TOTAL NEVADA                                                           1,080
--------------------------------------------------------------------------------
   NEW HAMPSHIRE - 1.6%
   New Hampshire State RB, MBIA
      5.250%, 08/15/19                                   1,000            1,072
--------------------------------------------------------------------------------
   TOTAL NEW HAMPSHIRE                                                    1,072
--------------------------------------------------------------------------------
   NEW JERSEY - 1.7%
   New Jersey State GO, Ser F
      5.500%, 08/01/11                                   1,000            1,117
--------------------------------------------------------------------------------
   TOTAL NEW JERSEY                                                       1,117
--------------------------------------------------------------------------------
   NEW YORK - 9.0%
   Brookhaven GO, FGIC
      5.500%, 10/01/13                                     500              551
   New York City GO, Ser C, MBIA
      5.375%, 11/15/17                                   1,000            1,086
   New York City Transitional Authority RB, Ser C, FGIC
      5.250%, 08/01/14                                   1,000            1,086
   New York State GO, Ser A, Pre-Refunded @ 101 (A)
      5.875%, 03/15/05                                   1,000            1,050
   New York State GO, Ser F
      5.250%, 09/15/13                                     500              536
   New York State, Environmental Water Facilities RB,
      Pooled Financing Program, Ser F
      5.250%, 11/15/20                                     500              530
   Triborough, Bridge & Tunnel Authority RB,
      Ser A, Pre-Refunded @ 100.5 (A)
      5.250%, 07/01/09                                   1,000            1,117
--------------------------------------------------------------------------------
   TOTAL NEW YORK                                                         5,956
--------------------------------------------------------------------------------
   NORTH CAROLINA - 6.8%
   Burlington GO, AMBAC
      5.200%, 02/01/13                                   1,650            1,784
   Charlotte, Water & Sewer Systems RB
      5.125%, 06/01/26                                   1,000            1,015
   Winston-Salem, Water & Sewer Systems RB,
      Pre-Refunded @ 101 (A)
      5.250%, 06/01/11                                   1,500            1,679
--------------------------------------------------------------------------------
   TOTAL NORTH CAROLINA                                                   4,478
--------------------------------------------------------------------------------


18    APRIL 30, 2004

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
   OHIO - 4.0%
   Columbus, City School District, GO, FGIC
      5.000%, 12/01/28                                  $1,000          $ 1,005
   Ohio State, Building Authority RB, State Facilities
      Adult Correctional Facilities, Ser A, FSA
      5.500%, 10/01/13                                   1,000            1,104
   Pickerington, Local School District GO, FGIC
      5.250%, 12/01/20                                     500              524
--------------------------------------------------------------------------------
   TOTAL OHIO                                                             2,633
--------------------------------------------------------------------------------
   OREGON - 1.5%
   Oregon State, Alternative Energy Project GO, Ser E
      5.800%, 07/01/07                                   1,000            1,007
--------------------------------------------------------------------------------
   TOTAL OREGON                                                           1,007
--------------------------------------------------------------------------------
   PENNSYLVANIA - 1.6%
   Pennsylvania State, Intergovernmental Authority ST,
      Philadelphia Funding Project, FGIC
      5.250%, 06/15/15                                   1,000            1,066
--------------------------------------------------------------------------------
   TOTAL PENNSYLVANIA                                                     1,066
--------------------------------------------------------------------------------
   SOUTH CAROLINA - 3.3%
   Greenville County, School District RB
      6.000%, 12/01/21                                   1,000            1,097
   Lancaster County, School District GO, FSA
      5.100%, 03/01/15                                   1,000            1,059
--------------------------------------------------------------------------------
   TOTAL SOUTH CAROLINA                                                   2,156
--------------------------------------------------------------------------------
   TEXAS - 11.9%
   Canyon, Independent School District GO, Ser A, PSF
      5.375%, 02/15/24                                   1,000            1,037
   Frisco, Independent School District GO, PSF
      5.125%, 08/15/30                                   1,000            1,007
   Grand Prairie, Independent School District GO, FSA
      5.375%, 02/15/18                                   1,820            1,957
   Lamar, Consolidated Independent School District GO,
      PSF
      5.500%, 02/15/15                                     500              542
   Leander, Independent School District GO, PSF
      5.375%, 08/15/19                                   1,000            1,065
   Mesquite, Independent School District GO, PSF
      5.500%, 08/15/21                                   1,160            1,242
   Williamson County GO, FSA
      5.250%, 02/15/27                                   1,040            1,061
--------------------------------------------------------------------------------
   TOTAL TEXAS                                                            7,911
--------------------------------------------------------------------------------


                                                             APRIL 30, 2004   19

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                       FACE AMT.           VALUE
DESCRIPTION                                          (000)/SHARES          (000)
--------------------------------------------------------------------------------
   UTAH - 1.6%
   Utah State, Intermountain Power Agency RB,
      Ser B, MBIA ETM
      6.000%, 07/01/06                                  $1,000          $ 1,088
--------------------------------------------------------------------------------
   TOTAL UTAH                                                             1,088
--------------------------------------------------------------------------------
   VIRGINIA - 5.8%
   Bristol Virginia Utility System RB, MBIA
      5.250%, 07/15/26                                   1,850            1,894
   Newport News GO, Ser A, MBIA, Pre-Refunded
      @ 102 (A)
      5.625%, 07/01/05                                     795              850
   Virginia, Commonwealth Transportation Board RB,
      Northern Virginia Transportation Program, Ser A
      5.500%, 05/15/15                                   1,000            1,102
--------------------------------------------------------------------------------
   TOTAL VIRGINIA                                                         3,846
--------------------------------------------------------------------------------
   WASHINGTON - 1.7%
   Washington State GO, Ser B
      6.000%, 01/01/13                                   1,000            1,131
--------------------------------------------------------------------------------
   TOTAL WASHINGTON                                                       1,131
--------------------------------------------------------------------------------
   WEST VIRGINIA - 1.7%
   West Virginia State GO, State Road Project, FGIC
      5.625%, 06/01/18                                   1,000            1,099
--------------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                                                    1,099
--------------------------------------------------------------------------------
   WISCONSIN - 1.7%
   Milwaukee GO, Ser T, Pre-Refunded @ 100 (A)
      5.250%, 09/01/11                                   1,000            1,115
--------------------------------------------------------------------------------
   TOTAL WISCONSIN                                                        1,115
--------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
      (COST $61,935)                                                     64,690
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 1.3%
   Expedition Tax-Free Money Market Fund+              900,491              900
   TOTAL RELATED PARTY MONEY MARKET FUND
      (COST $900)                                                           900
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.0%
      (COST $62,835)                                                     65,590
--------------------------------------------------------------------------------


20    APRIL 30, 2004

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                                                (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 1.0%
Investment Advisory Fees Payable                                        $   (22)
Administrator Fees Payable                                                  (11)
Trustees' Fees Payable                                                       (1)
Custodian Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                           666
--------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES                                       631
--------------------------------------------------------------------------------

NET ASSETS:
Portfolio Capital of Institutional Shares
   (unlimited authorization -- no par value)
   based on 6,215,021 outstanding shares of
   beneficial interest                                                   62,716
Portfolio Capital of Investment Shares - Class A
   (unlimited authorization -- no par value)
   based on 25,966 outstanding shares of
   beneficial interest                                                      236
Portfolio Capital of Investment Shares - Class B
   (unlimited authorization -- no par value)
   based on 20,927 outstanding shares of
   beneficial interest                                                      222
Undistributed net investment income                                          31
Accumulated net realized gain on investments                                261
Net unrealized appreciation on investments                                2,755
--------------------------------------------------------------------------------
   TOTAL NET ASSETS - 100.0%                                            $66,221
--------------------------------------------------------------------------------




The accompanying notes are an integral part of the financial statements.

                                                             APRIL 30, 2004   21

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
STATEMENT OF NET ASSETS (UNAUDITED)


DESCRIPTION                                                               VALUE
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES
   ($65,725,712 / 6,215,021 SHARES)                                      $10.58
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A
   ($274,421 / 25,966 SHARES)                                            $10.57
--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS A (1)                                       $11.01
--------------------------------------------------------------------------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE --
   INVESTMENT SHARES - CLASS B (2)
   ($221,194 / 20,927 SHARES)                                            $10.57
--------------------------------------------------------------------------------
+ See Note 4 in Notes to Financial Statements.
(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.
(2) Class B Shares have a contingent deferred sales charge. For a description of a possible redemption charge, see a prospectus for the Funds.
(A) Pre-Refunded Security -- The maturity date shown is the pre-refunded date. AMBAC -- American Municipal Bond Assurance Company
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
PSF -- Permanent School Fund Guarantee Program
RB -- Revenue Bond
Ser -- Series
ST -- Special Tax




22    APRIL 30, 2004

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 62.0%
   BANKS - 2.5%
   Wells Fargo
      1.000%, 05/25/04                                $ 15,000         $ 14,990
--------------------------------------------------------------------------------
   TOTAL BANKS                                                           14,990
--------------------------------------------------------------------------------
   BROKER/DEALERS - 8.4%
   Bear Stearns
      1.020%, 05/21/04                                  20,000           19,989
   Goldman Sachs
      1.120%, 08/24/04                                  25,000           24,910
   Merrill Lynch
      1.000%, 05/21/04                                   6,000            5,997
--------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                  50,896
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 15.6%
   American General Finance
      1.030%, 06/18/04                                  15,000           14,979
      1.050%, 07/28/04                                  12,000           11,969
   Citigroup
      1.030%, 06/01/04                                   7,000            6,994
      1.030%, 06/07/04                                  10,000            9,989
   General Electric Capital
      1.020%, 05/18/04                                  15,000           14,993
      1.030%, 05/20/04                                  10,000            9,995
   Toyota Motor Credit
      1.020%, 05/10/04                                  10,000            9,997
      1.030%, 06/15/04                                  15,000           14,981
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                  93,897
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 3.9%
   Southern
      1.010%, 05/25/04                                  23,500           23,484
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                             23,484
--------------------------------------------------------------------------------
   FUNDING CORPORATIONS - 10.6%
   Falcon Asset Securitization
      1.030%, 05/06/04                                  10,000            9,999
      1.030%, 05/27/04                                   5,000            4,996
      1.030%, 06/01/04                                  10,000            9,991
   Preferred Receivable Funding
      1.030%, 05/12/04                                   8,000            7,997
      1.030%, 05/25/04                                   5,000            4,997


                                                             APRIL 30, 2004   23

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   Receivables Capital
      1.030%, 05/14/04                                $  6,000         $  5,998
      1.040%, 06/03/04                                  15,000           14,986
      1.060%, 07/15/04                                   5,000            4,989
--------------------------------------------------------------------------------
   TOTAL FUNDING CORPORATIONS                                            63,953
--------------------------------------------------------------------------------
   LEASING & RENTING - 4.1%
   International Lease Finance
      1.010%, 05/24/04                                  15,000           14,991
      1.030%, 06/08/04                                  10,000            9,989
--------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                               24,980
--------------------------------------------------------------------------------
   MULTIMEDIA - 2.3%
   Gannett
      0.980%, 05/13/04                                  14,000           13,995
--------------------------------------------------------------------------------
   TOTAL MULTIMEDIA                                                      13,995
--------------------------------------------------------------------------------
   PHARMACEUTICALS - 2.5%
   Pfizer
      1.000%, 05/21/04                                  10,000            9,994
      1.140%, 10/13/04                                   5,000            4,974
--------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                                 14,968
--------------------------------------------------------------------------------
   SPECIAL PURPOSE ENTITY - 4.5%
   Three Pillars
      1.040%, 05/19/04                                  17,000           16,991
      1.040%, 06/15/04                                  10,028           10,015
--------------------------------------------------------------------------------
   TOTAL SPECIAL PURPOSE ENTITY                                          27,006
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 4.2%
   Verizon
      1.000%, 05/06/04                                  10,520           10,519
      1.000%, 05/20/04                                  15,000           14,992
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                 25,511
--------------------------------------------------------------------------------
   UTILITIES - 3.4%
   National Rural Utilities
      1.030%, 05/10/04                                   5,600            5,599
      1.030%, 05/17/04                                  15,000           14,993
--------------------------------------------------------------------------------
   TOTAL UTILITIES                                                       20,592
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER
      (COST $374,272)                                                   374,272
--------------------------------------------------------------------------------


24    APRIL 30, 2004

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.4% FHLMC (B)
      1.040%, 06/23/04                                $ 10,000         $  9,985
      1.030%, 07/06/04                                  15,000           14,972
      1.050%, 08/23/04                                  10,000            9,967
   FNMA (B)
      1.040%, 07/14/04                                  10,000            9,978
   SLMA (A)
      1.025%, 09/16/04                                  20,000           20,000
      1.055%, 10/21/04                                  10,000           10,000
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $74,902)                                                     74,902
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 12.3%
   BANKS - 4.2%
   Bank of America
      6.625%, 06/15/04                                   8,600            8,656
      6.125%, 07/15/04                                   2,138            2,160
      7.875%, 05/16/05                                   3,000            3,188
   Wachovia
      6.625%, 06/15/04                                   4,298            4,326
      6.950%, 11/01/04                                   2,535            2,605
   Wells Fargo
      6.625%, 07/15/04                                   4,500            4,548
--------------------------------------------------------------------------------
   TOTAL BANKS                                                           25,483
--------------------------------------------------------------------------------
   BROKER/DEALERS - 3.4%
   Bear Stearns
      6.625%, 10/01/04                                   2,199            2,247
   Merrill Lynch
      6.000%, 11/15/04                                   7,700            7,887
   Merrill Lynch, Ser B, MTN
      5.350%, 06/15/04                                   4,450            4,473
      4.540%, 03/08/05                                   6,000            6,157
--------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                  20,764
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 2.5%
   Associates Corporation of North America, Ser G, MTN
      8.580%, 11/23/04                                   5,000            5,196
   General Electric Capital, Ser A, MTN
      4.250%, 01/28/05                                   2,000            2,044
   International Lease Finance, Ser M, MTN
      5.540%, 03/21/05                                   2,000            2,073
   National Rural
      5.250%, 07/15/04                                   2,000            2,017
      5.500%, 01/15/05                                   2,625            2,699
   Wells Fargo Financial
      5.450%, 05/03/04                                   1,000            1,000
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                  15,029
--------------------------------------------------------------------------------

                                                             APRIL 30, 2004   25

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                      SHARES/FACE          VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 2.2%
   Alabama Power, Ser N
      4.875%, 09/01/04                                $ 12,985         $ 13,135
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                             13,135
--------------------------------------------------------------------------------
   TOTAL CORPORATE OBLIGATIONS
      (COST $74,411)                                                     74,411
--------------------------------------------------------------------------------
MONEY MARKET FUND - 0.8%
   Financial Square Government Money Market Fund     4,964,267            4,964
--------------------------------------------------------------------------------
   TOTAL MONEY MARKET FUND
      (COST $4,964)                                                       4,964
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 12.3%
   Deutsche Bank
      0.93% dated 04/30/04, to be repurchased
      on 05/03/04, repurchase price $74,475,771
      (collateralized by U.S. Treasury obligations,
      total market value $75,960,609)                  $74,470           74,470
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $74,470)                                                     74,470
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.8%
      (COST $603,019)                                                   603,019
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.2%
Investment Advisory Fees Payable                                            (92)
Shareholder Servicing Fees Payable                                          (78)
Administrator Fees Payable                                                  (75)
Custodian Fees Payable                                                      (10)
Trustees' Fees Payable                                                       (7)
Other Assets and Liabilities, Net                                         1,189
--------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES                                       927
--------------------------------------------------------------------------------


26    APRIL 30, 2004

EXPEDITION MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                                                (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares
   (unlimited authorization -- no par value)
   based on 235,423,571 outstanding shares of
   beneficial interest                                                 $235,422
Portfolio Capital of Investment Service Shares
   (unlimited authorization -- no par value)
   based on 306,474,269 outstanding shares of
   beneficial interest                                                  306,473
Portfolio Capital of Investment Sweep Class Shares
   (unlimited authorization -- no par value)
   based on 62,052,005 outstanding shares of
   beneficial interest                                                   62,050
Accumulated net realized gain on investments                                  1
--------------------------------------------------------------------------------
   TOTAL NET ASSETS - 100.0%                                           $603,946
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES
   ($235,427,339 / 235,423,571 SHARES)                                    $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SERVICE SHARES
   ($306,466,642 / 306,474,269 SHARES)                                    $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   SWEEP CLASS SHARES
   ($62,051,962  / 62,052,005  SHARES)                                    $1.00
--------------------------------------------------------------------------------

(A) Variable Rate Security -- The rate reported is the rate in effect on April 30, 2004.
(B) The rate reported is the effective yield at time of purchase.
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series
SLMA -- Student Loan Marketing Association




The accompanying notes are an integral part of the financial statements.

                                                             APRIL 30, 2004   27

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.8%
   ALABAMA - 1.7%
   Huntsville, Health Care Authority RB,
      Ser B, MBIA (A) (B)
      6.625%, 06/01/23                                  $2,000         $  2,049
   Montgomery County, Special Care Financing
      Authority RB, VHA Incorporated Project,
      Ser H, AMBAC (A) (B)
      1.120%, 12/01/30                                   1,200            1,200
--------------------------------------------------------------------------------
   TOTAL ALABAMA                                                          3,249
--------------------------------------------------------------------------------
   CALIFORNIA - 1.6%
   ABAG, Financial Authority for Non-Profit
      Corporations RB, Jewish Community Center
      Project (A) (B) (C)
      1.100%, 11/15/31                                   2,000            2,000
   Anaheim, Multi-Family Housing Finance RB,
      Heritage Village Apartments,
      Ser A, FNMA (A) (B)
      1.090%, 07/15/33                                   1,100            1,100
--------------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                       3,100
--------------------------------------------------------------------------------
   COLORADO - 4.9%
   Adams County, Multi-Family Housing Revenue
      Authority RB, Hunters Cove Project,
      Ser A (A) (B)
      1.100%, 01/15/14                                     700              700
   Arapahoe County, Water & Waste Authority RB,
      Ser A (A) (B) (C)
      1.120%, 12/01/33                                   4,000            4,000
   Denver City & County, Multi-Family Housing
      Authority RB, Cottonwood Creek Project,
      Ser A (A) (B)
      1.100%, 04/15/14                                   1,000            1,000
   Denver City & County, Multi-Family Housing
      Authority RB, Ogden Residences Project
      (A) (B) (C)
      1.100%, 12/01/29                                     200              200
   SBC Metropolitan District GO (A) (B) (C)
      1.190%, 12/01/17                                   1,900            1,900
   Thornton, Multi-Family Revenue RB,
      Quail Ridge Project, Ser A (A) (B) (C)
      1.130%, 04/01/10                                   1,550            1,550
--------------------------------------------------------------------------------
   TOTAL COLORADO                                                         9,350
--------------------------------------------------------------------------------
   DELAWARE - 0.4%
   Delaware State, Economic Development Authority RB,
      School House Project (A) (B) (C)
      1.200%, 12/01/15                                     750              750
--------------------------------------------------------------------------------
   TOTAL DELAWARE                                                           750
--------------------------------------------------------------------------------


28    APRIL 30, 2004

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   FLORIDA - 7.1%
   Alachua County, Health Facilities Authority RB,
      Oak Hammock University Project,
      Ser A (A) (B) (C)
      1.100%, 10/01/32                                  $1,100         $  1,100
   Florida Housing Finance Agency RB,
      Multi-Family Housing Island Club Project,
      Ser JA (A) (B)
      1.080%, 07/01/31                                   5,000            5,000
   Florida Housing Finance Agency RB,
      Multi-Family Housing River Oaks Apartment Project,
      Ser TT, FHLMC (A) (B)
      1.080%, 12/01/29                                   2,000            2,000
   Florida State, Multi-Family Housing Authority RB,
      Country Club Project, FHLMC (A) (B)
      1.170%, 12/01/12                                   2,000            2,000
   Miami-Dade County, Industrial Development
      Authority RB, Holy Cross Academy Project
      (A) (B) (C)
      1.090%, 07/01/20                                     800              800
   Orange County, Industrial Development Authority RB,
      Orlando Hawaiian Motel (A) (B) (C)
      1.700%, 10/01/15                                     690              690
   Palm Beach County RB, Jewish Community Campus
      Project (A) (B) (C)
      1.100%, 03/01/30                                   1,800            1,800
--------------------------------------------------------------------------------
   TOTAL FLORIDA                                                         13,390
--------------------------------------------------------------------------------
   GEORGIA - 9.5%
   Dalton, Utilities Authority RB,
      Ser A02, FSA (A) (B)
      1.150%, 01/01/12                                   2,075            2,075
   Dekalb County, Development Authority RB,
      American Cancer Society (A) (B) (C)
      1.090%, 09/01/17                                   1,200            1,200
   Dekalb County, Multi-Family Housing Authority RB,
      Winters Creek Apartments Project, FNMA (A) (B)
      1.080%, 06/15/25                                     400              400
   Dekalb County, Multi-Family Housing Authority RB,
      Woodhills Apartment Project (A) (B) (C)
      1.120%, 12/01/07                                   4,300            4,300
   Floyd County, Development Authority RB,
      Berry College Project (A) (B) (C)
      1.100%, 08/01/22                                   2,600            2,600
   Fulton County, Multi-Family Housing Authority RB,
      Champions Green Apartment Project, Ser B (A) (B)
      1.080%, 10/01/25                                   2,900            2,900


                                                             APRIL 30, 2004   29

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   Fulton County, Multi-Family Housing Authority RB,
      Hampton Hills Apartment Project, FHLMC (A) (B)
      1.080%, 06/01/23                                  $  600         $    600
   Macon-Bibb County, Hospital Authority RB,
      Medical Control Center Project (A) (B) (C)
      1.090%, 12/01/18                                   1,700            1,700
   Marietta Multi-Family Housing Authority RB,
      Winterset Apartments Project (A) (B) (C)
      1.080%, 02/01/26                                   2,300            2,300
--------------------------------------------------------------------------------
   TOTAL GEORGIA                                                         18,075
--------------------------------------------------------------------------------
   IDAHO - 0.5%
   Idaho State, Health Facilities Authority RB,
      St. Lukes Regional Medical Center Project
      (A) (B) (C)
      1.100%, 05/01/22                                     950              950
--------------------------------------------------------------------------------
   TOTAL IDAHO                                                              950
--------------------------------------------------------------------------------
   ILLINOIS - 11.2%
   Central Lake RB, Merlots, Ser B18, AMBAC (A) (B)
      1.150%, 05/01/20                                     900              900
   Cook County GO, Merlots, Ser B11, AMBAC (A) (B)
      1.150%, 11/15/25                                     500              500
   Illinois Educational Facilities Authority RB,
      Concordia University River Project (A) (B) (C)
      1.130%, 10/01/31                                     850              850
   Illinois Educational Facilities RB, Art
      Institute of Chicago (A) (B)
      1.080%, 03/01/34                                   1,100            1,100
   Illinois Health Facilities Authority RB,
      Bromenn Healthcare Project (A) (B) (C)
      1.100%, 08/15/32                                     700              700
   Illinois Health Facilities Authority RB,
      Northwestern Memorial Hospital (A) (B)
      1.100%, 08/15/09                                   1,300            1,300
   Illinois State, Development Finance Authority RB,
      AMBAC (A) (B)
      1.100%, 09/01/32                                   2,000            2,000
   Illinois State, Development Finance Authority RB,
      Goodman Theater Project (A) (B) (C)
      1.110%, 12/01/33                                   2,000            2,000
   Illinois State, Development Finance Authority RB,
      Wbez Alliance Incorporated Project (A) (B) (C)
      1.080%, 03/01/29                                   1,800            1,800
   Illinois State, Education Facility Authority RB,
      Art Institute of Chicago (A) (B)
      1.080%, 03/01/27                                   1,200            1,200


30    APRIL 30, 2004

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   Oakbrook Terrace, Industrial Development
      Authority RB, Oakbrook Terrace Atrium Project
      (A) (B) (C)
      1.100%, 12/01/25                                  $2,000         $  2,000
   Orland Park, Industrial Development Authority RB,
      Ser A (A) (B) (C)
      1.400%, 12/28/04                                     790              790
   Schaumburg GO, Ser B (A) (B)
      1.100%, 12/01/15                                   1,700            1,700
   Winnebago & Boone County, Illinois School
      District No 205, TAN
      2.270%, 10/28/04                                   2,250            2,256
      2.280%, 10/29/04                                   2,000            2,009
--------------------------------------------------------------------------------
   TOTAL ILLINOIS                                                        21,105
--------------------------------------------------------------------------------
   INDIANA - 3.9%
   Goshen Community Schools, TAN
      1.900%, 12/31/04                                   1,490            1,495
   Indiana State, Development Finance Authority RB,
      Cathedral High School Project (A) (B) (C)
      1.150%, 09/01/26                                   1,000            1,000
   Indiana State, Educational Facilities Authority RB,
      Evansville University Project, Ser B (A) (B) (C)
      1.230%, 12/01/29                                   2,000            2,000
   Indiana State, Health Facilities Financing
      Authority RB, Capital Access Project
      (A) (B) (C)
      1.090%, 04/01/13                                   1,300            1,300
   Spencer Owen Independent Community Schools, TAN
      2.000%, 12/31/04                                   1,500            1,508
--------------------------------------------------------------------------------
   TOTAL INDIANA                                                          7,303
--------------------------------------------------------------------------------
   IOWA - 5.2%
   Hills Healthcare RB, Mercy Community Hospital
      Project (A) (B) (C)
      1.100%, 08/01/32                                   1,300            1,300
   Iowa Higher Education Loan Authority RB,
      Private College Facilities, Loras Project
      (A) (B) (C)
      1.100%, 11/01/30                                     100              100
   Iowa Higher Education Loan Authority RB,
      Private College, Des Moines Project (A) (B) (C)
      1.150%, 10/01/33                                   1,200            1,200
   Iowa State, Finance Authority RB, Carroll Kuemper
      Private School Project (A) (B) (C)
      1.150%, 06/01/28                                   1,200            1,200
   Iowa State, Finance Authority RB, Drake University
      Project (A) (B) (C)
      1.150%, 07/01/31                                     600              600


                                                             APRIL 30, 2004   31

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   Iowa State, Health Care Facilities Authority RB,
      Care Initiatives Project (A) (B) (C)
      1.150%, 11/01/32                                  $1,050         $  1,050
   Iowa State, Higher Education Loan Authority RB,
      Wartburg Project, (A) (B) (C)
      1.150%, 03/01/30                                   2,500            2,500
   Johnston Community School District RB (A) (B)
      3.250%, 06/01/04                                   1,870            1,873
--------------------------------------------------------------------------------
   TOTAL IOWA                                                             9,823
--------------------------------------------------------------------------------
   KANSAS - 2.4%
   Kansas State Development Finance Authority RB,
      Hays Medical Center, Ser N (A) (B) (C)
      1.150%, 05/15/26                                     200              200
   Kansas State Development Finance Authority RB,
      Kansas Department Administration, Ser J1 (A) (B)
      1.100%, 12/01/18                                   1,000            1,000
   Kansas State Development Finance Authority RB,
      Village Shalom Obligation Group, Ser BB
      (A) (B) (C)
      1.100%, 11/15/28                                   1,000            1,000
   Prairie Village RB, Corinth Place Apartments
      Project (A) (B)
      1.080%, 11/01/30                                   2,350            2,350
--------------------------------------------------------------------------------
   TOTAL KANSAS                                                           4,550
--------------------------------------------------------------------------------
   KENTUCKY - 3.4%
   Kentucky Rural Water Financial Construction
      RB (A) (B)
      1.050%, 10/01/06                                   1,900            1,900
   Kentucky State, TRAN
      2.000%, 06/30/04                                   2,500            2,505
   Lexington-Fayette Urban County, Government
      Industrial Building Authority RB, American Horse
      Shows Association Project (A) (B) (C)
      1.230%, 12/01/18                                   1,975            1,975
--------------------------------------------------------------------------------
   TOTAL KENTUCKY                                                         6,380
--------------------------------------------------------------------------------
   LOUISIANA - 1.3%
   East Baton Rouge RB, Parish Pollution Control
      Authority, Rhone-Poulenc Project (A) (B) (C)
      1.120%, 06/01/11                                   1,400            1,400
   Louisiana Public Facilities Authority Hospital RB,
      St. Francis Medical Center Project, FSA (A) (B)
      5.300%, 07/01/09                                   1,000            1,027
--------------------------------------------------------------------------------
   TOTAL LOUISIANA                                                        2,427
--------------------------------------------------------------------------------


32    APRIL 30, 2004

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   MASSACHUSETTS - 3.0%
   Chicopee Development Finance Authority BAN
      2.000%, 11/19/04                                  $3,536         $  3,552
   Massachusetts State, Development Finance Agency RB,
      Marino Foundation Project (A) (B) (C)
      1.100%, 07/01/21                                   2,100            2,100
--------------------------------------------------------------------------------
   TOTAL MASSACHUSETTS                                                    5,652
--------------------------------------------------------------------------------
   MICHIGAN - 5.5%
   Dearborn School District GO (A) (B)
      3.000%, 05/01/05                                   1,000            1,019
   Eastern Michigan University RB (A) (B)
      1.100%, 06/01/27                                   1,300            1,300
   Farmington Hills Michigan Hospital Finance
      Authority RB, Botsford General Hospital,
      Ser B, MBIA (A) (B)
      1.150%, 02/15/16                                     250              250
   Jackson County, Economic Development Authority RB,
      Thrifty Leoni Project (A) (B) (C)
      1.090%, 12/01/14                                   1,000            1,000
   Michigan State Housing Development Authority RB,
      Courtyards of Taylor Project, Ser A, FNMA (A) (B)
      1.080%, 08/15/32                                     500              500
   Michigan State Job Development Authority RB,
      East Lansing Residential Project (A) (B) (C)
      1.020%, 12/01/14                                     900              900
   Michigan State Strategic Fund RB, Van Andel Research
      Institution Project (A) (B) (C)
      1.090%, 11/01/27                                   3,400            3,400
   Pinckney Community Schools,
      State Aid Anticipation Notes
      1.500%, 08/20/04                                   2,000            2,002
--------------------------------------------------------------------------------
   TOTAL MICHIGAN                                                        10,371
--------------------------------------------------------------------------------
   MINNESOTA - 2.0%
   Arden Hills RB, Presbyterian Homes, Ser A (A) (B) (C)
      1.150%, 09/01/29                                     650              650
   Mankato, Revenue Authority RB, Bethany Lutheran
      College Project, Ser B, (A) (B) (C)
      1.150%, 11/01/15                                   1,740            1,740
   Minneapolis & St. Paul, Housing & Redevelopment
      Authority RB, Childrens Healthcare System Project,
      Ser B, FSA (A) (B)
      1.100%, 08/15/25                                     500              500
   Minnesota State Higher Educational Facilities RB,
      St. Olaf College, Series 5H (A) (B) (C)
      1.100%, 10/01/30                                   1,000            1,000
--------------------------------------------------------------------------------
   TOTAL MINNESOTA                                                        3,890
--------------------------------------------------------------------------------

                                                             APRIL 30, 2004   33

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   MISSOURI - 5.1%
   Clayton, Industrial Development Authority RB,
      Bailey Court Project (A) (B) (C)
      1.240%, 01/01/09                                  $  500         $    500
   Kansas City, Industrial Development Authority RB,
      Bethesda Living Center Project,
      Ser A (A) (B) (C)
      1.120%, 08/01/31                                   2,200            2,200
   Kansas City, Industrial Development Authority RB,
      Ewing Marion Kauffman, Ser A (A) (B)
      1.100%, 04/01/27                                   1,100            1,100
   Missouri State, Health & Educational Facilities
      Authority RB, Drury College Project
      (A) (B) (C)
      1.150%, 08/15/24                                     200              200
   Missouri State, Health & Educational Facilities
      Authority RB, Drury University Project
      (A) (B) (C)
      1.150%, 08/15/28                                   1,000            1,000
   Missouri State, Health & Educational Facilities
      Authority RB, Rockhurst University Project
      (A) (B) (C)
      1.100%, 11/01/32                                   1,200            1,200
   Missouri State, Health & Educational Facilities
      Authority RB, Saint Louis University Project,
      Ser B (A) (B)
      1.150%, 10/01/24                                     300              300
   Missouri State, Health & Educational Facilities
      Authority RB, St. Louis University Project
      (A) (B)
      1.150%, 07/01/32                                     100              100
   Missouri State, Health & Educational Facilities RB,
      Saint Francis Medical Center Project,
      Ser A (A) (B) (C)
      1.100%, 06/01/26                                   1,200            1,200
   Missouri State, Health & Educational Facilities RN
      1.150%, 10/29/04                                     945              945
   Saint Louis, Industrial Development Authority RB,
      Schnuck Markets Kirkwood Project (A) (B) (C)
      1.130%, 12/01/15                                     900              900
--------------------------------------------------------------------------------
   TOTAL MISSOURI                                                         9,645
--------------------------------------------------------------------------------
   MONTANA - 2.7%
   Montana State, Board Investment RB, Municipal
      Finance Consolidated-Intercap Project (A) (B)
      1.250%, 03/01/25                                   1,500            1,500
   Montana State, Health Facilities Authority RB,
      Ser A, FGIC (A) (B)
      1.090%, 12/01/15                                   3,550            3,550
--------------------------------------------------------------------------------
   TOTAL MONTANA                                                          5,050
--------------------------------------------------------------------------------


34    APRIL 30, 2004

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   NEVADA - 0.2%
   Clark County Nevada School District GO,
      Ser A, MBIA (A) (B)
      7.250%, 06/15/04                                  $  350         $    353
--------------------------------------------------------------------------------
   TOTAL NEVADA                                                             353
--------------------------------------------------------------------------------
   NEW JERSEY - 0.7%
   New Jersey Health Care Facilities Authority
      RB (A) (B)
      5.750%, 08/01/11                                   1,285            1,307
--------------------------------------------------------------------------------
   TOTAL NEW JERSEY                                                       1,307
--------------------------------------------------------------------------------
   NEW YORK - 0.4%
   New York State, Public Improvements Project GO,
      Ser A-4 (A) (B) (C)
      1.120%, 08/01/21                                     800              800
--------------------------------------------------------------------------------
   TOTAL NEW YORK                                                           800
--------------------------------------------------------------------------------
   OHIO - 3.7%
   American Municipal Power BAN
      1.300%, 08/05/04                                     750              750
      1.250%, 12/02/04                                   1,635            1,635
   American Municipal Power BAN, St. Mary's Project
      1.200%, 10/07/04                                     830              830
   Cincinnati GO (A) (B)
      4.000%, 12/01/04                                   1,205            1,226
   Clermont County, Economic Development Authority RB,
      John Q. Hammons Project (A) (B) (C)
      1.300%, 05/01/12                                     655              655
   Ohio State Higher Education Facilities RB,
      Kenyon College Project (A) (B)
      1.130%, 08/01/33                                     250              250
   Stark County, BAN, Ser 2004-1
      1.550%, 11/15/04                                     420              421
   Toledo Lucas County, Port Facilities Authority RB,
      Toledo Museum of Art Project (A) (B) (C)
      1.080%, 09/01/19                                   1,200            1,200
--------------------------------------------------------------------------------
   TOTAL OHIO                                                             6,967
--------------------------------------------------------------------------------
   OKLAHOMA - 1.1%
   Tulsa, Industrial Development Authority RB,
      Tulsa County Housing Fund Project (A) (B)
      1.180%, 10/01/32                                   2,000            2,000
--------------------------------------------------------------------------------
   TOTAL OKLAHOMA                                                         2,000
--------------------------------------------------------------------------------


                                                             APRIL 30, 2004   35

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                         FACE              VALUE
DESCRIPTION                                           AMT. (000)           (000)
--------------------------------------------------------------------------------
   OREGON - 2.0%
   Portland Economic Development RB, Broadway Project,
      Ser A, AMBAC (A) (B) (C)
      1.120%, 04/01/35                                  $3,750         $  3,750
--------------------------------------------------------------------------------
   TOTAL OREGON                                                           3,750
--------------------------------------------------------------------------------
   PENNSYLVANIA - 8.1%
   Allegheny County RB, Industrial Development
      Authority, Jewish Home & Hospital Project,
      Ser B (A) (B) (C)
      1.100%, 10/01/26                                   1,240            1,240
   Erie County Hospital Authority RB, Ser 820,
      MBIA (A) (B)
      1.140%, 07/01/22                                   3,000            3,000
   Lawrence County Industrial Development Authority RB,
      Villa Maria Project (A) (B) (C)
      1.120%, 07/01/33                                   1,800            1,800
   Montgomery County RB, Kingswood Apartments
      Project, Ser A, FNMA (A) (B)
      1.060%, 08/15/31                                   2,450            2,450
   Pennsylvania State, Economic Development
      Financing Authority RB, Philadelphia Area
      Project, Ser J3 (A) (B) (C)
      1.140%, 11/01/30                                   4,100            4,100
   Philadelphia Authority for Industrial Development
      RB (A) (B)
      1.450%, 05/01/17                                     500              500
   Philadelphia RB, School for the Deaf Project
      (A) (B) (C)
      1.150%, 11/01/32                                   1,000            1,000
   Philadelphia, Hospital & Higher Education
      Facilities Authority RB, Temple East Project,
      Ser B (A) (B) (C)
      1.110%, 06/01/14                                     300              300
   Temple University, Commonwealth of Higher
      Education RN
      1.200%, 05/04/04                                   1,000            1,000
--------------------------------------------------------------------------------
   TOTAL PENNSYLVANIA                                                    15,390
--------------------------------------------------------------------------------
   TENNESSEE - 0.6%
   Wilson County, Industrial Development Board RB,
      Hartmann Luggage Co. Project (A) (B)
      1.180%, 07/01/26                                   1,100            1,100
--------------------------------------------------------------------------------
   TOTAL TENNESSEE                                                        1,100
--------------------------------------------------------------------------------
   TEXAS - 3.3%
   Austin GO, Public Imports (A) (B)
      6.000%, 09/01/04                                     500              508
   Carrollton Waterworks & Sewer RB (A) (B)
      4.000%, 05/01/04                                   1,045            1,045


36    APRIL 30, 2004

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
   Garland, Health Facilities Authority RB,
      Chambrel Club Project (A) (B)
      1.080%, 11/15/32                                  $  600         $    600
   Texas State, TRAN
      2.000%, 08/31/04                                   4,000            4,011
--------------------------------------------------------------------------------
   TOTAL TEXAS                                                            6,164
--------------------------------------------------------------------------------
   VERMONT - 0.8%
   Vermont State, Educational & Health Buildings
      Financing Authority RB, Capital Asset Financing
      Program, Ser 1 (A) (B) (C)
      1.180%, 06/01/22                                   1,500            1,500
--------------------------------------------------------------------------------
   TOTAL VERMONT                                                          1,500
--------------------------------------------------------------------------------
   WASHINGTON - 2.4%
   Seattle, Low Income Housing Authority RB, Foss
      Home Project (A) (B) (C)
      1.080%, 12/01/24                                     430              430
   Washington State GO, Ser A11, MBIA (A) (B)
      1.150%, 06/01/17                                   1,395            1,395
   Washington State, Housing Authority, Museum
      History & Industry Project (A) (B) (C)
      1.120%, 12/01/33                                     600              600
   Washington State, Housing Finance Commission
      Non-Profit RB, Rockwood Retirement
      Community (A) (B) (C)
      1.120%, 01/01/34                                     200              200
   Washington State, Housing Finance Commission
      Non-Profit RB, Tacoma Art Museum Project
      (A) (B) (C)
      1.150%, 06/01/32                                     100              100
   Washington State, Housing Finance Commission
      Non-Profit RB, Pioneer Human Services Project,
      Ser A (A) (B) (C)
      1.120%, 08/01/19                                   1,700            1,700
   Washington State, Housing Finance Commission
      Non-Profit RB, YMCA Columbia/Willamette Project
      (A) (B) (C)
      1.170%, 08/01/24                                     100              100
--------------------------------------------------------------------------------
   TOTAL WASHINGTON                                                       4,525
--------------------------------------------------------------------------------
   WEST VIRGINIA - 0.6%
   Putnam County, Industrial Development RB,
      FMC Corporation Project (A) (B) (C)
      1.050%, 10/01/11                                   1,200            1,200
--------------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                                                    1,200
--------------------------------------------------------------------------------

                                                             APRIL 30, 2004   37

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                          FACE             VALUE
DESCRIPTION                                            AMT. (000)          (000)
--------------------------------------------------------------------------------
   WISCONSIN - 4.1%
   Milwaukee RB, Montessori Society School
      Project (A) (B) (C)
      1.200%, 07/01/21                                  $1,450         $  1,450
   West Salem School District, TRAN
      1.750%, 09/01/04                                   1,400            1,403
   Wisconsin State, Health & Educational
      Facilities Authority RB, Gundersen Lutheran
      Project, Ser A, FSA (A) (B)
      1.100%, 12/01/15                                   1,300            1,300
   Wisconsin State, Health & Educational Facilities
      Authority RB, Mercy Health Systems Project,
      Ser C (A) (B) (C)
      1.120%, 08/15/23                                   2,600            2,600
   Wisconsin State, Health & Educational Facilities
      Authority RB, Oakwood Village East Lutheran
      Homes Project, Ser B (A) (B) (C)
      1.120%, 08/15/30                                   1,000            1,000
--------------------------------------------------------------------------------
   TOTAL WISCONSIN                                                        7,753
--------------------------------------------------------------------------------
   MULTI-STATE - 0.4%
   Greystone, Municipal Lease Certificate Trust
      Authority COP, Ser A (A) (B) (C)
      1.260%, 07/01/05                                     310              310
   Greystone, Tax Exempt Certificate Trust
      Authority RB, Senior Certificate of Beneficial
      Ownership Project (A) (B) (C)
      1.230%, 05/01/28                                     505              505
--------------------------------------------------------------------------------
   TOTAL MULTI-STATE                                                        815
--------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
      (COST $188,684)                                                   188,684
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.8%
      (COST $188,684)                                                   188,684
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.2%
Investment Advisory Fees Payable                                            (26)
Administrator Fees Payable                                                  (24)
Shareholder Servicing Fees Payable                                          (24)
Custodian Fees Payable                                                       (3)
Trustees' Fees Payable                                                       (2)
Other Assets and Liabilities, Net                                           535
--------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES                                       456
--------------------------------------------------------------------------------


38    APRIL 30, 2004

EXPEDITION TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED)

                                                                           VALUE
DESCRIPTION                                                                (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital of Institutional Shares
   (unlimited authorization -- no par value)
   based on 85,279,213 outstanding shares of
   beneficial interest                                                 $ 85,278
Portfolio Capital of Investment Investment Service Shares
   (unlimited authorization -- no par value)
   based on 81,359,347 outstanding shares of
   beneficial interest                                                   81,360
Portfolio Capital of Sweep Class Shares
   (unlimited authorization -- no par value)
   based on 22,522,826 outstanding shares of
   beneficial interest                                                   22,522
Accumulated net realized loss on investments                                (20)
--------------------------------------------------------------------------------
   TOTAL NET ASSETS - 100.0%                                           $189,140
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES
   ($85,270,265 / 85,279,213 SHARES)                                      $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INVESTMENT SERVICE SHARES
   ($81,348,265 / 81,359,347 SHARES)                                      $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   SWEEP CLASS SHARES
   ($22,521,404 / 22,522,826 SHARES)                                      $1.00
--------------------------------------------------------------------------------
(A) Floating rate security.
(B) Put & Demand Feature -- the date reported is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
ABAG --  Association of Bay Area Governments
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Notes
COP --  Certificate of Participation
FGIC  --  Financial Guaranty Insurance Corporation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  --  Federal National Mortgage Association
FSA  --  Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB --  Revenue Bond
RN -- Revenue Notes
Ser -- Series
TAN -- Tax Anticipation Notes
TRAN -- Tax & Revenue Anticipation Notes
VHA -- Veterans Housing Authority
The accompanying notes are an integral part of the financial statements.

                                                             APRIL 30, 2004   39

STATEMENTS OF OPERATIONS (000) (UNAUDITED)
For the six months ended April 30, 2004

                                                EXPEDITION           EXPEDITION
                                                  EQUITY           EQUITY INCOME
                                                   FUND                 FUND
                                                ---------           ------------
INVESTMENT INCOME:
   Dividends                                      $1,222                $121
   Interest                                            8                   1
                                                  ------                ----
   Total investment income                         1,230                 122
                                                  ------                ----
EXPENSES:
   Investment advisory fees                          694                  45
   Administrator fees                                185                  37
   Custodian fees                                     18                   1
   Distribution fees --
     Investment Shares - Class A                      10                  --
     Investment Shares - Class B                      77                   4
   Trustees' fees                                      3                  --
   Transfer agent fees                               149                  47
   Professional fees                                  15                   8
   Registration fees                                  12                   1
   Printing fees                                       9                   1
   Other fees                                          7                   1
                                                  ------                ----
   Total expenses                                  1,179                 145
                                                  ------                ----
   Less:
   Waiver of investment advisory fees                 --                 (45)
   Reimbursement of expenses by
     investment adviser                               --                 (22)
                                                  ------                ----
   Net expenses                                    1,179                  78
                                                  ------                ----
   NET INVESTMENT INCOME                              51                  44
                                                  ------                ----
   Net realized gain on investments                3,751                 823
   Net change in unrealized appreciation
     (depreciation) of investments                 3,210                (240)
                                                  ------                ----
   NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                  6,961                 583
                                                  ------                ----
   NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                $7,012                $627
                                                  ======                ====
Amounts designated as "--" are $0 or have been rounded to $0




The accompanying notes are an integral part of the financial statements.

40    APRIL 30, 2004

STATEMENTS OF OPERATIONS (000) (UNAUDITED)
For the six months ended April 30, 2004

                                             EXPEDITION         EXPEDITION
                                             INVESTMENT     TAX-FREE INVESTMENT
                                             GRADE BOND         GRADE BOND
                                                FUND               FUND
                                             ----------     -------------------
INVESTMENT INCOME:
   Interest                                    $2,891              $1,568
                                               ------              ------
   Total investment income                      2,891               1,568
                                               ------              ------
EXPENSES:
   Investment advisory fees                       280                 179
   Administrator fees                             112                  71
   Custodian fees                                  11                   7
   Distribution fees --
     Investment Shares - Class A                    7                  --
     Investment Shares - Class B                   10                   1
   Trustees' fees                                   2                   1
   Transfer agent fees                             68                  43
   Professional fees                               12                  11
   Printing fees                                    6                   3
   Registration fees                                8                   5
   Other fees                                       6                   7
                                               ------              ------
   Total expenses                                 522                 328
                                               ------              ------
   Less:
   Waiver of investment advisory fees             (56)                (41)
                                               ------              ------
   Net expenses                                   466                 287
                                               ------              ------
   NET INVESTMENT INCOME                        2,425               1,281
                                               ------              ------
   Net realized gain on investments               746                 261
   Net change in unrealized depreciation
     of investments                            (2,499)             (1,024)
                                               ------              ------
   NET REALIZED AND UNREALIZED
     LOSS ON INVESTMENTS                       (1,753)               (763)
                                               ------              ------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                 $  672              $  518
                                               ======              ======

Amounts designated as "--" are $0 or have been rounded to $0.




The accompanying notes are an integral part of the financial statements.

                                                             APRIL 30, 2004   41

STATEMENTS OF OPERATIONS (000) (UNAUDITED)
For the six months ended April 30, 2004

                                                                   EXPEDITION
                                                EXPEDITION          TAX-FREE
                                               MONEY MARKET       MONEY MARKET
                                                   FUND               FUND
                                               ------------       ------------
INVESTMENT INCOME:
   Interest                                       $3,345              $1,028
                                                  ------              ------
   Total investment income                         3,345               1,028
                                                  ------              ------
EXPENSES:
   Investment advisory fees                        1,224                 380
   Administrator fees                                459                 142
   Shareholder Servicing Fees --
     Investment Service Shares                       369                 106
     Sweep Class Shares                              118                  44
   Custodian fees                                     61                  19
   Trustees' fees                                      8                   3
   Transfer agent fees                               182                  50
   Registration fees                                  45                  15
   Professional fees                                  31                  15
   Printing fees                                      29                   9
   Other fees                                          9                   4
                                                  ------              ------
   Total expenses                                  2,535                 787
                                                  ------              ------
   Less:
   Waiver of investment advisory fees               (671)               (228)
                                                  ------              ------
   Net expenses                                    1,864                 559
                                                  ------              ------
   NET INVESTMENT INCOME                           1,481                 469
                                                  ------              ------
   Net realized loss on investments                   --                  (7)
                                                  ------              ------
   NET INCREASE  IN NET ASSETS
     RESULTING FROM OPERATIONS                    $1,481              $  462
                                                  ======              ======

Amounts designated as "--" are $0 or have been rounded to $0.




The accompanying notes are an integral part of the financial statements.

42    APRIL 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the six months ended April 30, 2004 (Unaudited) and the year ended October 31, 2003

                                                      EXPEDITION                 EXPEDITION
                                                        EQUITY                  EQUITY INCOME
                                                         FUND                        FUND
                                                ----------------------       --------------------
                                                 Period         Year          Period       Year
                                                 Ended         Ended          Ended       Ended
                                                04/30/04      10/31/03       04/30/04    10/31/03
                                                --------      --------       --------    --------
OPERATIONS:
Investment income                               $     51      $    710       $    44      $    86
Net realized gain (loss) on investments            3,751       (22,249)          823       (2,349)
Net change in unrealized appreciation
   (depreciation) of investments                   3,210        53,720          (240)       4,184
                                                --------      --------       -------      -------
Net increase in net assets resulting
   from operations                                 7,012        32,181           627        1,921
                                                --------      --------       -------      -------
DIVIDENDS TO SHAREHOLDERS FROM:
Investment income:
   Institutional Shares                              (79)         (775)          (27)        (106)
   Investment Shares - Class A                        --           (10)           (1)          (2)
   Investment Shares - Class B                        --            --            --           --
Tax return of capital:
   Institutional Shares                               --            --            --           (4)
   Investment Shares - Class A                        --            --            --           --
   Investment Shares - Class B                        --            --            --           --
                                                --------      --------       -------      -------
   Total dividends                                   (79)         (785)          (28)        (112)
                                                --------      --------       -------      -------
CAPITAL SHARE TRANSACTIONS (1):
Institutional Shares:
   Proceeds from sales                             5,900        11,892            --           39
   Shares issued in lieu of cash distributions        24           397            --           --
   Payments for redemptions                      (12,816)      (56,560)       (3,905)      (3,157)
                                                --------      --------       -------      -------
Decrease in net assets from
   Institutional Shares transactions              (6,892)      (44,271)       (3,905)      (3,118)
                                                --------      --------       -------      -------
Investment Shares - Class A:
   Proceeds from sales                               309         1,872            29           26
   Shares issued in lieu of cash distributions        --             9            --            1
   Payments for redemptions                       (2,079)       (1,610)          (19)        (100)
                                                --------      --------       -------      -------
Increase (decrease) in net assets from
   Investment Shares - Class A transactions       (1,770)          271            10          (73)
                                                --------      --------       -------      -------
Investment Shares - Class B:
   Proceeds from sales                               942         1,577            77           80
   Shares issued in lieu of cash distributions        --            --            --           --
   Payments for redemptions                       (1,386)       (2,176)         (108)        (164)
                                                --------      --------       -------      -------
Decrease in net assets from
   Investment Shares - Class B transactions         (444)         (599)          (31)         (84)
                                                --------      --------       -------      -------
Total decrease in net assets from
   capital share transactions                     (9,106)      (44,599)       (3,926)      (3,275)
                                                --------      --------       -------      -------
   Total decrease in net assets                   (2,173)      (13,203)       (3,327)      (1,466)
                                                --------      --------       -------      -------
NET ASSETS AT BEGINNING OF PERIOD                180,076       193,279        13,414       14,880
                                                --------      --------       -------      -------
NET ASSETS AT END OF PERIOD                     $177,903      $180,076       $10,087      $13,414
                                                ========      ========       =======      =======
Undistributed net investment income
   included in net assets at period end         $    117      $    145       $    16      $    --
                                                ========      ========       =======      =======

(1) See note 5 in the notes to financial statements for additional information. Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                             APRIL 30, 2004   43

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the six months ended April 30, 2004 (Unaudited) and the year ended October 31, 2003

                                                                                 EXPEDITION
                                                     EXPEDITION                   TAX-FREE
                                                  INVESTMENT GRADE            INVESTMENT GRADE
                                                      BOND FUND                   BOND FUND
                                                ----------------------       ---------------------
                                                 Period         Year         Period        Year
                                                 Ended         Ended          Ended        Ended
                                                04/30/04      10/31/03       04/30/04     10/31/03
                                                --------      --------       --------     --------
OPERATIONS:
Investment income                               $  2,425      $  5,265       $ 1,281      $ 2,668
Net realized gain on investments                     746           776           261        1,425
Net change in unrealized depreciation
   of investments                                 (2,499)       (1,476)       (1,024)        (711)
                                                --------      --------       -------      -------
Net increase in net assets resulting
   from operations                                   672         4,565           518        3,382
                                                --------      --------       -------      -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income:
   Institutional Shares                           (2,301)       (5,021)       (1,260)      (2,652)
   Investment Shares - Class A                      (110)         (231)           (4)         (15)
   Investment Shares - Class B                       (35)          (73)           (3)          (6)
Realized capital gains:
   Institutional Shares                               --            --        (1,416)      (1,267)
   Investment Shares - Class A                        --            --            (4)         (14)
   Investment Shares - Class B                        --            --            (4)          (4)
                                                --------      --------       -------      -------
   Total dividends and distributions              (2,446)       (5,325)       (2,691)      (3,958)
                                                --------      --------       -------      -------
CAPITAL SHARE TRANSACTIONS (1):
Institutional Shares:
   Proceeds from sales                             6,292        27,319         3,140       10,476
   Shares issued in lieu of cash distributions     1,323         2,852           927          989
   Payments for redemptions                       (9,950)      (33,137)       (7,395)     (14,752)
                                                --------      --------       -------      -------
Decrease in net assets from
   Institutional Shares transactions              (2,335)       (2,966)       (3,328)      (3,287)
                                                --------      --------       -------      -------
Investment Shares - Class A:
   Proceeds from sales                                46           489           216          182
   Shares issued in lieu of cash distributions        87           179             8           28
   Payments for redemptions                         (403)         (525)         (246)        (723)
                                                --------      --------       -------      -------
Increase (decrease) in net assets from
   Investment Shares - Class A transactions         (270)          143           (22)        (513)
                                                --------      --------       -------      -------
Investment Shares - Class B:
   Proceeds from sales                               197           669             3           41
   Shares issued in lieu of cash distributions        32            67             6            7
   Payments for redemptions                         (383)         (510)           (1)         (51)
                                                --------      --------       -------      -------
Increase (decrease) in net assets from
   Investment Shares - Class B transactions         (154)          226             8           (3)
                                                --------      --------       -------      -------
Total decrease in net assets from
   capital share transactions                     (2,759)       (2,597)       (3,342)      (3,803)
                                                --------      --------       -------      -------
   Total decrease in net assets                   (4,533)       (3,357)       (5,515)      (4,379)
                                                --------      --------       -------      -------
NET ASSETS AT BEGINNING OF PERIOD                114,174       117,531        71,736       76,115
                                                --------      --------       -------      -------
NET ASSETS AT END OF PERIOD                     $109,641      $114,174       $66,221      $71,736
                                                ========      ========       =======      =======
Undistributed net investment income
   included in net assets at period end         $     --      $     --       $    31      $    17
                                                ========      ========       =======      =======

(1) See note 5 in the notes to financial statements for additional information. Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

44   APRIL 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the six months ended April 30, 2004 (Unaudited) and the year ended October 31, 2003

                                                                                 EXPEDITION
                                                      EXPEDITION                   TAX-FREE
                                                     MONEY MARKET                MONEY MARKET
                                                         FUND                        FUND
                                                ----------------------      ----------------------
                                                 Period         Year          Period        Year
                                                  Ended         Ended          Ended       Ended
                                                04/30/04      10/31/03       04/30/04     10/31/03
                                                --------      --------       --------     --------
OPERATIONS:
Investment income                               $  1,481      $  4,347      $     469    $   1,321
Net realized gain (loss) on investments               --            24             (7)          (3)
                                                --------      --------      ---------    ---------
Net increase in net assets resulting
   from operations                                 1,481         4,371            462        1,318
                                                --------      --------      ---------    ---------
DIVIDENDS TO SHAREHOLDERS FROM:
Investment income:
   Institutional Shares                             (814)       (2,064)          (264)        (727)
   Investment Service Shares                        (582)       (2,081)          (171)        (512)
   Sweep Class Shares                                (87)         (249)           (34)         (81)
                                                --------      --------      ---------    ---------
Total dividends                                   (1,483)       (4,394)          (469)      (1,320)
                                                --------      --------      ---------    ---------
CAPITAL SHARE TRANSACTIONS (1):
Institutional Shares:
   Proceeds from sales                           582,370       831,364        129,231      395,054
   Shares issued in lieu of cash distributions        27            90             --           --
   Payments for redemptions                     (598,181)     (818,571)      (128,075)    (408,728)
                                                --------      --------      ---------    ---------
Increase (decrease) in net assets from
   Institutional Shares transactions             (15,784)       12,883          1,156      (13,674)
                                                --------      --------      ---------    ---------
Investment Service Shares:
   Proceeds from sales                           392,870       646,623         98,653      231,192
   Shares issued in lieu of cash distributions        46           214              1            4
   Payments for redemptions                     (400,293)     (689,955)      (104,364)    (220,987)
                                                --------      --------      ---------    ---------
Increase (decrease) in net assets from
   Investment Service Shares transactions         (7,377)      (43,118)        (5,710)      10,209
                                                --------      --------      ---------    ---------
Sweep Class Shares:
   Proceeds from sales                           108,314       153,774         29,572       62,132
   Shares issued in lieu of cash distributions        81           233              8           19
   Payments for redemptions                      (99,843)     (150,961)       (29,794)     (47,843)
                                                --------      --------      ---------    ---------
Increase (decrease) in net assets from
   Sweep Class Shares transactions                 8,552         3,046           (214)      14,308
                                                --------      --------      ---------    ---------
Total increase (decrease) in net assets from
   capital share transactions                    (14,609)      (27,189)        (4,768)      10,843
                                                --------      --------      ---------    ---------
   Total increase (decrease) in net assets       (14,611)      (27,212)        (4,775)      10,841
                                                --------      --------      ---------    ---------
NET ASSETS AT BEGINNING OF PERIOD                618,557       645,769        193,915      183,074
                                                --------      --------      ---------    ---------
NET ASSETS AT END OF PERIOD                     $603,946      $618,557      $ 189,140    $ 193,915
                                                ========      ========      =========    =========
Undistributed net investment income
   included in net assets at period end         $     --      $      2      $      --    $      --
                                                ========      ========      =========    =========

(1) See note 5 in the notes to financial statements for additional information. Amounts designated as "--" are either $0 or have been rounded to $0.




The accompanying notes are an integral part of the financial statements.

                                                             APRIL 30, 2004   45

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------------------------------------------
                              NET           NET        REALIZED AND                    DIVIDENDS
                          ASSET VALUE,  INVESTMENT      UNREALIZED         TOTAL       FROM NET    DISTRIBUTIONS
                           BEGINNING      INCOME     GAINS OR (LOSSES)     FROM        NVESTMENT        FROM
                           OF PERIOD      (LOSS)      ON INVESTMENTS     OPERATIONS     INCOME     CAPITAL GAINS
--------------------------------------------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2004*                     $ 7.39        $   --           $ 0.28         $ 0.28       $   --**        $   --
  2003                        6.14          0.04             1.24           1.28         (0.03)            --
  2002                        7.99          0.01            (1.86)         (1.85)           --             --
  2001                       14.25         (0.01)           (4.44)         (4.45)           --          (1.81)
  2000                       13.09         (0.02)            2.67           2.65            --          (1.49)
  1999                       10.55            --             3.13           3.13            --          (0.59)

  Investment Shares - Class A
  2004*                     $ 7.33        $(0.01)          $ 0.28         $ 0.27        $   --         $   --
  2003                        6.08          0.02             1.24           1.26         (0.01)            --
  2002                        7.93         (0.02)           (1.83)         (1.85)           --             --
  2001                       14.18         (0.03)           (4.41)         (4.44)           --          (1.81)
  2000                       13.06         (0.03)            2.64           2.61            --          (1.49)
  1999                       10.58         (0.03)            3.10           3.07            --          (0.59)

  Investment Shares - Class B
  2004*                     $ 7.03        $(0.04)          $ 0.28         $ 0.24        $   --         $   --
  2003                        5.87         (0.04)            1.20           1.16            --             --
  2002                        7.72         (0.07)           (1.78)         (1.85)           --             --
  2001                       13.95         (0.09)           (4.33)         (4.42)           --          (1.81)
  2000                       12.96         (0.08)            2.56           2.48            --          (1.49)
  1999(1)                    10.82         (0.04)            2.77           2.73            --          (0.59)

--------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
--------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2004*                     $ 6.65        $ 0.02           $ 0.28         $ 0.30        $(0.02)        $   --
  2003                        5.78          0.05             0.87           0.92         (0.05)++          --
  2002                        7.42          0.04            (1.64)         (1.60)        (0.04)            --
  2001                       10.77          0.05            (2.82)         (2.77)        (0.05)         (0.53)
  2000(2)                    10.00          0.07             0.76           0.83         (0.06)            --

  Investment Shares - Class A
  2004*                     $ 6.64        $ 0.01           $ 0.28         $ 0.29        $(0.01)        $   --
  2003                        5.77          0.04             0.87           0.91         (0.04)++          --
  2002                        7.41          0.02            (1.64)         (1.62)        (0.02)            --
  2001                       10.76          0.04            (2.83)         (2.79)        (0.03)         (0.53)
  2000(3)                     9.78          0.04             1.00           1.04         (0.06)            --

  Investment Shares - Class B
  2004*                     $ 6.58        $(0.02)          $ 0.28         $ 0.26        $   --         $   --
  2003                        5.73         (0.02)            0.87           0.85            --**++         --
  2002                        7.38         (0.03)           (1.62)         (1.65)           --             --
  2001                       10.75         (0.02)           (2.82)         (2.84)           --          (0.53)
  2000(4)                     9.82          0.01             0.94           0.95         (0.02)            --



  * For the six months ended April 30, 2004 (unaudited). All ratios for the period have been annualized.
 ** Amount represents less than $0.01.
  + Returns are for the period indicated and have not been annualized.
 ++ Includes Return of Capital of $0.0003.
(1) Commenced operations on November 16, 1998. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

46    APRIL 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL      NET ASSET                           RATIO OF        RATIO OF NET       RATIO OF EXPENSES
                DIVIDENDS      VALUE,              NET ASSETS    EXPENSES         INVESTMENT     TO AVERAGE NET ASSETS
                   AND        END OF      TOTAL       END OF     TO AVERAGE    INCOME (LOSS) TO    (EXCLUDING WAIVERS    PORTFOLIO
              DISTRIBUTIONS  OF PERIOD   RETURN+   PERIOD (000)  NET ASSETS   AVERAGE NET ASSETS   AND REIMBURSEMENTS) TURNOVER RATE
------------------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2004*         $   --**       $ 7.67      3.84%      $155,344      1.18%            0.15%                1.18%             37.54%
  2003           (0.03)          7.39     20.99%       156,142      1.18%            0.51%                1.18%             66.18%
  2002              --           6.14    (23.15)%      173,038      1.16%            0.16%                1.16%             47.88%
  2001           (1.81)          7.99    (34.99)%      288,992      1.10%           (0.09)%               1.10%             79.08%
  2000           (1.49)         14.25     22.01%       422,148      1.05%           (0.22)%               1.05%             64.54%
  1999           (0.59)         13.09     30.87%       363,694      1.05%            0.04%                1.05%             90.76%

  Investment Shares - Class A
  2004*         $   --         $ 7.60      3.68%      $  7,473      1.43%           (0.10)%               1.43%             37.54%
  2003           (0.01)          7.33     20.72%         8,910      1.43%            0.24%                1.43%             66.18%
  2002              --           6.08    (23.33)%        7,100      1.41%           (0.09)%               1.41%             47.88%
  2001           (1.81)          7.93    (35.11)%       11,253      1.35%           (0.32)%               1.35%             79.08%
  2000           (1.49)         14.18     21.73%        10,090      1.30%           (0.49)%               1.30%             64.54%
  1999           (0.59)         13.06     30.16%         4,688      1.30%           (0.21)%               1.30%             90.76%

  Investment Shares - Class B
  2004*         $   --         $ 7.27      3.41%      $ 15,086      2.18%           (0.85)%               2.18%             37.54%
  2003              --           7.03     19.76%        15,024      2.18%           (0.50)%               2.18%             66.18%
  2002              --           5.87    (23.96)%       13,141      2.16%           (0.84)%               2.16%             47.88%
  2001           (1.81)          7.72    (35.61)%       18,186      2.10%           (1.08)%               2.10%             79.08%
  2000           (1.49)         13.95     20.80%        20,358      2.05%           (1.24)%               2.05%             64.54%
  1999(1)        (0.59)         12.96     26.31%         7,706      2.05%           (0.95)%               2.05%             90.76%

------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2004*         $(0.02)        $ 6.93      4.50%      $  9,074      1.25%            0.47%                2.37%             17.79%
  2003           (0.05)++        6.65     16.12%        12,422      1.25%            0.70%                2.23%             99.66%
  2002           (0.04)          5.78    (21.66)%       13,865      1.25%            0.56%                1.72%             93.43%
  2001           (0.58)          7.42    (26.99)%       20,401      1.25%            0.60%                1.42%             88.73%
  2000(2)        (0.06)         10.77      8.36%        34,420      1.25%            1.00%                1.25%             73.31%

  Investment Shares - Class A
  2004*         $(0.01)        $ 6.92      4.42%      $    299      1.50%            0.30%                2.62%             17.79%
  2003           (0.04)++        6.64     15.84%           277      1.50%            0.46%                2.48%             99.66%
  2002           (0.02)          5.77    (21.87)%          309      1.50%            0.32%                1.97%             93.43%
  2001           (0.56)          7.41    (27.19)%          408      1.50%            0.32%                1.67%             88.73%
  2000(3)        (0.06)         10.76     10.60%           286      1.50%            0.84%                1.50%             73.31%

  Investment Shares - Class B
  2004*         $   --         $ 6.84      3.97%      $    714      2.25%           (0.46)%               3.37%             17.79%
  2003              --**++       6.58     14.85%           715      2.25%           (0.29)%               3.23%             99.66%
  2002              --           5.73    (22.36)%          706      2.25%           (0.43)%               2.72%             93.43%
  2001           (0.53)          7.38    (27.66)%          836      2.25%           (0.45)%               2.42%             88.73%
  2000(4)        (0.02)         10.75      9.71%           427      2.25%           (0.15)%               2.25%             73.31%


(2) Commenced operations on March 3, 2000. All ratios for the period have been annualized.
(3) Commenced operations on March 10, 2000. All ratios for the period have been annualized.
(4) Commenced operations on March 15, 2000. All ratios for the period have been annualized.

Amounts designated  as "--" are either $0 or have been rounded to $0.

                                                            APRIL 30, 2004    47

FINANCIAL HIGHLIGHTS


For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------------------------------------------
                              NET                      REALIZED AND                     DIVIDENDS
                          ASSET VALUE,      NET         UNREALIZED          TOTAL       FROM NET    DISTRIBUTIONS
                           BEGINNING     INVESTMENT  GAINS OR (LOSSES)      FROM       INVESTMENT       FROM
                           OF PERIOD      INCOME       ON INVESTMENTS     OPERATIONS     INCOME     CAPITAL GAINS
--------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2004*                     $10.70        $ 0.24           $(0.17)        $ 0.07        $(0.24)        $   --
  2003                       10.77          0.49            (0.07)          0.42         (0.49)            --
  2002                       10.60          0.53             0.17           0.70         (0.53)            --
  2001                        9.72          0.53             0.88           1.41         (0.53)            --
  2000                        9.65          0.53             0.07           0.60         (0.53)            --
  1999                       10.15          0.49            (0.50)         (0.01)        (0.49)            --

  Investment Shares - Class A
  2004*                     $10.69        $ 0.22           $(0.17)        $ 0.05        $(0.22)        $   --
  2003                       10.76          0.46            (0.07)          0.39         (0.46)            --
  2002                       10.59          0.50             0.17           0.67         (0.50)            --
  2001                        9.71          0.50             0.88           1.38         (0.50)            --
  2000                        9.64          0.51             0.07           0.58         (0.51)            --
  1999                       10.15          0.47            (0.51)         (0.04)        (0.47)            --

  Investment Shares - Class B
  2004*                     $10.71        $ 0.18           $(0.17)        $ 0.01        $(0.18)        $   --
  2003                       10.78          0.38            (0.07)          0.31         (0.38)            --
  2002                       10.61          0.42             0.17           0.59         (0.42)            --
  2001                        9.72          0.43             0.89           1.32         (0.43)            --
  2000                        9.64          0.44             0.08           0.52         (0.44)            --
  1999(1)                    10.06          0.38            (0.17)          0.21         (0.63)            --

--------------------------------------------------------------------------------------------------------------------
TAX-FREE INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2004*                     $10.91        $ 0.19           $(0.11)        $ 0.08        $(0.19)        $(0.22)
  2003                       11.00          0.39             0.10           0.49         (0.39)         (0.19)
  2002(2)                    10.89          0.43             0.15           0.58         (0.43)         (0.04)
  2001                       10.37          0.44             0.52           0.96         (0.44)            --
  2000(3)                    10.00          0.31             0.37           0.68         (0.31)            --

  Investment Shares - Class A
  2004*                     $10.91        $ 0.18           $(0.12)        $ 0.06        $(0.18)        $(0.22)
  2003                       10.99          0.36             0.11           0.47         (0.36)         (0.19)
  2002(2)                    10.88          0.40             0.15           0.55         (0.40)         (0.04)
  2001                       10.36          0.42             0.52           0.94         (0.42)            --
  2000(4)                    10.05          0.28             0.31           0.59         (0.28)            --

  Investment Shares - Class B
  2004*                     $10.91        $ 0.14           $(0.12)        $ 0.02        $(0.14)        $(0.22)
  2003                       10.99          0.28             0.11           0.39         (0.28)         (0.19)
  2002(2)                    10.89          0.32             0.14           0.46         (0.32)         (0.04)
  2001                       10.37          0.34             0.52           0.86         (0.34)            --
  2000(5)                    10.18          0.13             0.19           0.32         (0.13)            --


  * For the six months ended April 30, 2004 (unaudited). All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized.
(1) Commenced operations on November 16, 1998. All ratios for the period have been annualized.
(2) As required, effective November 1, 2001, the Funds adopted the provisions of the AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES that requires it to record the accretion of market discounts.


The accompanying notes are an integral part of the financial statements.

48    APRIL 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL      NET ASSET                            RATIO OF    RATIO OF NET         RATIO OF EXPENSES
                DIVIDENDS      VALUE,              NET ASSETS    EXPENSES       INVESTMENT      TO AVERAGE NET ASSETS
                   AND        END OF      TOTAL       END OF     TO AVERAGE      INCOME TO        (EXCLUDING WAIVERS    PORTFOLIO
              DISTRIBUTIONS  OF PERIOD   RETURN+   PERIOD (000)  NET ASSETS  AVERAGE NET ASSETS   AND REIMBURSEMENTS) TURNOVER RATE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2004*         $(0.24)        $10.53      0.59%      $102,642      0.80%          4.36%                  0.90%           11.03%
  2003           (0.49)         10.70      3.89%       106,643      0.80%          4.42%                  0.89%           27.97%
  2002           (0.53)         10.77      6.88%       110,312      0.80%          5.06%                  0.90%           13.80%
  2001           (0.53)         10.60     15.00%       119,279      0.77%          5.35%                  0.86%           29.53%
  2000           (0.53)          9.72      6.49%       136,354      0.75%          5.61%                  0.89%           77.09%
  1999           (0.49)          9.65     (0.06)%       98,889      0.90%          5.00%                  1.15%           39.57%

  Investment Shares - Class A
  2004*         $(0.22)        $10.52      0.46%      $  5,057      1.05%          4.11%                  1.15%           11.03%
  2003           (0.46)         10.69      3.63%         5,407      1.05%          4.17%                  1.14%           27.97%
  2002           (0.50)         10.76      6.61%         5,262      1.02%          5.09%                  1.11%           29.53%
  2000           (0.51)          9.71      6.22%         5,222      1.00%          5.32%                  1.14%           77.09%
  1999           (0.47)          9.64     (0.41)%        7,279      1.15%          4.75%                  1.40%           39.57%

  Investment Shares - Class B
  2004*         $(0.18)        $10.54      0.09%      $  1,942      1.80%          3.36%                  1.90%           11.03%
  2003           (0.38)         10.71      2.86%         2,124      1.80%          3.42%                  1.89%           27.97%
  2002           (0.42)         10.78      5.82%         1,914      1.80%          4.03%                  1.90%           13.80%
  2001           (0.43)         10.61     13.99%         1,059      1.77%          4.30%                  1.86%           29.53%
  2000           (0.44)          9.72      5.54%           204      1.75%          4.58%                  1.89%           77.09%
  1999(1)        (0.63)          9.64      2.10%           214      1.90%          4.07%                  2.15%           39.57%

------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE INVESTMENT GRADE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2004*         $(0.41)        $10.58      0.69%      $ 65,726      0.80%          3.59%                  0.91%            5.75%
  2003           (0.58)         10.91      4.57%        71,211      0.80%          3.54%                  0.91%           38.86%
  2002(2)        (0.47)         11.00      5.50%        75,064      0.80%          3.96%                  0.88%           23.39%
  2001           (0.44)         10.89      9.53%        86,461      0.77%          4.22%                  0.83%           29.84%
  2000(3)        (0.31)         10.37      6.84%        84,729      0.65%          4.58%                  0.75%           42.74%

  Investment Shares - Class A
  2004*         $(0.40)        $10.57      0.47%      $    274      1.05%          3.34%                  1.16%            5.75%
  2003           (0.55)         10.91      4.40%           305      1.05%          3.31%                  1.16%           38.86%
  2002(2)        (0.44)         10.99      5.24%           827      1.05%          3.71%                  1.13%           23.39%
  2001           (0.42)         10.88      9.26%           872      1.02%          3.96%                  1.08%           29.84%
  2000(4)        (0.28)         10.36      5.95%           523      0.90%          4.36%                  1.00%           42.74%

  Investment Shares - Class B
  2004*         $(0.36)        $10.57      0.10%      $    221      1.80%          2.59%                  1.91%            5.75%
  2003           (0.47)         10.91      3.63%           220      1.80%          2.54%                  1.91%           38.86%
  2002(2)        (0.36)         10.99      4.36%           224      1.80%          2.96%                  1.88%           23.39%
  2001           (0.34)         10.89      8.45%           182      1.77%          3.18%                  1.83%           29.84%
  2000(5)        (0.13)         10.37      3.16%             3      1.65%          3.56%                  1.75%           42.74%


    The effect of this change for the year ended October 31, 2002 was a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for period prior to November 1, 2001 have not been restated to reflect this change in accounting.
(3) Commenced operations on March 3, 2000. All ratios for the period have been annualized.
(4) Commenced operations on March 10, 2000. All ratios for the period have been annualized.
(5) Commenced operations on June 23, 2000. All ratios for the period have been annualized.

Amounts  designated  as "--" are either $0 or have been rounded to $0.


                                                             APRIL 30, 2004   49

FINANCIAL HIGHLIGHTS


For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------------------------------------------
                              NET                      REALIZED AND                    DIVIDENDS
                          ASSET VALUE,      NET         UNREALIZED          TOTAL      FROM NET     DISTRIBUTIONS
                           BEGINNING     INVESTMENT        GAIN             FROM      INVESTMENT        FROM
                           OF PERIOD       INCOME      ON INVESTMENTS     OPERATIONS    INCOME      CAPITAL GAINS
--------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2004*                      $1.00         $  --            $--            $  --        $   --**        $  --
  2003                        1.00          0.01             --             0.01         (0.01)            --
  2002                        1.00          0.01             --             0.01         (0.01)            --
  2001                        1.00          0.04             --             0.04         (0.04)            --
  2000                        1.00          0.06             --             0.06         (0.06)            --
  1999                        1.00          0.05             --             0.05         (0.05)            --

  Investment Service Shares
  2004*                      $1.00         $  --            $--            $  --        $   --**          $--
  2003                        1.00          0.01             --             0.01         (0.01)            --
  2002                        1.00          0.01             --             0.01         (0.01)            --
  2001                        1.00          0.04             --             0.04         (0.04)            --
  2000                        1.00          0.06             --             0.06         (0.06)            --
  1999                        1.00          0.05             --             0.05         (0.05)            --

  Sweep Class Shares
  2004*                      $1.00         $  --            $--            $  --        $   --**          $--
  2003                        1.00          0.01             --             0.01         (0.01)            --
  2002                        1.00          0.02             --             0.02         (0.02)            --
  2001                        1.00          0.04             --             0.04         (0.04)            --
  2000(1)                     1.00          0.01             --             0.01         (0.01)            --

--------------------------------------------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2004*                      $1.00         $  --            $--            $  --        $   --**          $--
  2003                        1.00          0.01             --             0.01         (0.01)            --
  2002                        1.00          0.01             --             0.01         (0.01)            --
  2001                        1.00          0.03             --             0.03         (0.03)            --
  2000                        1.00          0.04             --             0.04         (0.04)            --
  1999(2)                     1.00          0.02             --             0.02         (0.02)            --

  Investment Service Shares
  2004*                      $1.00         $  --            $--            $  --        $   --**          $--
  2003                        1.00          0.01             --             0.01         (0.01)            --
  2002                        1.00          0.01             --             0.01         (0.01)            --
  2001                        1.00          0.03             --             0.03         (0.03)            --
  2000                        1.00          0.03             --             0.03         (0.03)            --
  1999                        1.00          0.03             --             0.03         (0.03)            --

  Sweep Class Shares
  2004*                      $1.00         $  --            $--            $  --        $   --**          $--
  2003                        1.00            --             --               --            --**           --
  2002                        1.00          0.01             --             0.01         (0.01)            --
  2001                        1.00          0.03             --             0.03         (0.03)            --
  2000(1)                     1.00          0.01             --             0.01         (0.01)            --

  * For the six months ended April 30, 2004 (unaudited). All ratios for the period have been annualized.
 ** Amount represents less than $0.01.
  + Returns are for the period indicated and have not been annualized.
(1) Commenced operations on August 1, 2000. All ratios for the period have been annualized.
(2) Commenced operations on April 14, 1999. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

50    APRIL 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL      NET ASSET                           RATIO OF        RATIO OF NET       RATIO OF EXPENSES
                DIVIDENDS      VALUE,              NET ASSETS    EXPENSES         INVESTMENT       TO AVERAGE NET ASSETS
                   AND        END OF      TOTAL       END OF     TO AVERAGE       INCOME TO          (EXCLUDING WAIVERS
              DISTRIBUTIONS  OF PERIOD   RETURN+   PERIOD (000)  NET ASSETS   AVERAGE NET ASSETS   AND REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2004*         $   --**        $1.00      0.32%      $235,427      0.45%            0.64%                 0.67%
  2003           (0.01)          1.00      0.88%       251,212      0.45%            0.85%                 0.67%
  2002           (0.01)          1.00      1.56%       238,337      0.45%            1.54%                 0.68%
  2001           (0.04)          1.00      4.61%       147,806      0.45%            4.59%                 0.72%
  2000           (0.06)          1.00      5.96%       130,891      0.43%            5.79%                 0.69%
  1999           (0.05)          1.00      4.83%       130,798      0.43%            4.73%                 0.77%

  Investment Service Shares
  2004*         $   --**        $1.00      0.20%      $306,467      0.70%            0.39%                 0.92%
  2003           (0.01)          1.00      0.63%       313,845      0.70%            0.62%                 0.92%
  2002           (0.01)          1.00      1.31%       356,976      0.70%            1.30%                 0.93%
  2001           (0.04)          1.00      4.35%       377,922      0.70%            4.17%                 0.97%
  2000           (0.06)          1.00      5.69%       324,583      0.68%            5.62%                 0.94%
  1999           (0.05)          1.00      4.56%       186,431      0.68%            4.47%                 1.02%

  Sweep Class Shares
  2004*         $   --**        $1.00      0.14%      $ 62,052      0.82%            0.27%                 1.04%
  2003           (0.01)          1.00      0.51%        53,500      0.82%            0.49%                 1.04%
  2002           (0.02)          1.00      1.18%        50,456      0.82%            1.18%                 1.05%
  2001           (0.04)          1.00      4.22%        52,530      0.82%            3.96%                 1.09%
  2000(1)        (0.01)          1.00      1.53%        31,979      0.80%            5.95%                 1.06%

------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Shares
  2004*        $   --**         $1.00      0.32%      $ 85,270      0.43%            0.65%                 0.67%
  2003           (0.01)          1.00      0.79%        84,116      0.43%            0.80%                 0.67%
  2002           (0.01)          1.00      1.28%        97,792      0.43%            1.25%                 0.68%
  2001           (0.03)          1.00      2.97%        35,939      0.43%            2.55%                 0.76%
  2000           (0.04)          1.00      3.80%         5,622      0.43%            3.61%                 0.69%
  1999(2)        (0.02)          1.00      1.69%        28,874      0.43%            3.06%                 0.89%

  Investment Service Shares
  2004*         $   --**        $1.00      0.20%      $ 81,348      0.68%            0.40%                 0.92%
  2003           (0.01)          1.00      0.54%        87,062      0.68%            0.53%                 0.92%
  2002           (0.01)          1.00      1.02%        76,854      0.68%            1.03%                 0.93%
  2001           (0.03)          1.00      2.71%       113,519      0.68%            2.62%                 1.01%
  2000           (0.03)          1.00      3.54%        72,535      0.68%            3.48%                 0.94%
  1999           (0.03)          1.00      2.77%        59,889      0.68%            2.73%                 0.95%

  Sweep Class Shares
  2004*         $   --**        $1.00      0.14%      $ 22,522      0.80%            0.28%                 1.04%
  2003              --**         1.00      0.42%        22,737      0.80%            0.39%                 1.04%
  2002           (0.01)          1.00      0.90%         8,428      0.80%            0.91%                 1.05%
  2001           (0.03)          1.00      2.59%         4,069      0.80%            2.31%                 1.13%
  2000(1)        (0.01)          1.00      1.00%         2,058      0.80%            3.81%                 1.06%




                                                             APRIL 30, 2004   51

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


(1) ORGANIZATION

The Expedition Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company offering the following Funds as of April 30, 2004: the Expedition Equity Fund (the "Equity Fund"), the Expedition Equity Income Fund (the "Equity Income Fund"), the Expedition Investment Grade Bond Fund (the "Investment Grade Bond Fund"), the Expedition Tax-Free Investment Grade Bond Fund (the "Tax-Free Investment Grade Bond Fund"), the Expedition Money Market Fund (the "Money Market Fund"), and the Expedition Tax-Free Money Market Fund (the "Tax-Free Money Market Fund") (each a "Fund", collectively, the "Funds"). The Funds are registered to offer three classes of shares. The Equity, Equity Income, Investment Grade Bond, and Tax-Free Investment Grade Bond Funds offer Institutional Shares, Investment Shares - Class A and Investment Shares - Class B, and the Money Market and Tax-Free Money Market Funds offer Institutional Shares, Investment Service Shares and Sweep Class Shares. The assets of each Fund are segregated and a shareholder's interest is limited to the Funds in which shares are held. The investment objectives, policies, and strategies of the Funds are described in their prospectuses.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and income reported in the financial statements. Actual results could differ from those estimated.

SECURITY VALUATION -- Investment securities held by the Money Market Fund and the Tax-Free Money Market Fund are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investments in securities held in the Equity, Equity Income, Investment Grade Bond, and Tax-Free Investment Grade Bond Funds are valued as follows: equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the mean of the most recently quoted bid and asked price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general supervision of the Board of Trustees (the "Trustees"). At April 30, 2004, no restricted securities were held by the Funds.


52    APRIL 30, 2004

REPURCHASE AGREEMENTS -- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Compass Asset Management, a division of Compass Bank, the Funds' investment advisor (the "Advisor"), to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts, and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the Investment Grade Bond Fund, the Tax-Free Investment Grade Bond Fund, the Money Market Fund and the Tax-Free Money Market Fund are declared daily and paid monthly. The Equity Fund and the Equity Income Fund declare and pay dividends from net investment income quarterly. Any net realized capital gains will be distributed at least annually for all Funds.

WHEN-ISSUED  AND  DELAYED-DELIVERY  TRANSACTIONS  -- The  Funds  may  engage  in when-issued or delayed-delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased upon settlement. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. At April 30, 2004, no such securities were held by the Funds.

INVESTING IN GOVERNMENT SPONSORED ENTERPRISES -- The Investment Grade Bond and Money Market Funds invest in securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac") and similar United States Government sponsored entities such as Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Banks ("FHLB's"). Freddie Mac, Fannie Mae and FHLB's, although chartered and sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by Freddie Mac, Fannie Mae, FHLB's are neither guaranteed nor insured by the United States Government.


                                                             APRIL 30, 2004   53

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

(3) INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND SERVICE AGREEMENTS

INVESTMENT ADVISORY FEE -- Compass Asset Management, a division of Compass Bank, the Advisor, receives for its services annual advisory fees equal to 0.75% of each of the Equity and Equity Income Funds', 0.50% of each of the Investment Grade Bond and Tax-Free Investment Grade Bond Funds' and 0.40% of each of the Money Market and the Tax-Free Money Market Funds' average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee. The Advisor can modify or terminate these voluntary waivers at any time at its sole discretion.

INVESTMENT SUB-ADVISOR -- Weiss, Peck & Greer, L.L.C. ("WPG") serves as the Tax-Free Money Market Fund's investment sub-advisor under a sub-advisory agreement (the "Sub-Advisory Agreement") with the Advisor. Under the Sub-Advisory Agreement, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.

WPG is entitled to a fee which is paid by the Advisor and which is calculated daily and paid monthly, at an annual rate of: 0.075% of the Fund's average daily net assets up to $150 million; 0.05% of the next $350 million of the Fund's average daily net assets, 0.04% of the next $500 million of the Funds' average daily net assets; and 0.03% of the Fund's average daily net assets over $1 billion.

ADMINISTRATIVE FEE -- The Trust and SEI Investments Global Funds Services (the "Administrator"), a Delaware business trust, are parties to an administration agreement (the "Agreement") dated June 9, 1997, under which the Administrator provides the Trust with certain legal, accounting, and shareholder services for an annual fee of 0.20% of the Funds' average daily net assets. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated June 9, 1997. The Equity, Equity Income, Investment Grade Bond, and Tax-Free Investment Grade Bond Funds have adopted Distribution Plans for Investment Shares - Class A and Investment



54    APRIL 30, 2004

Shares - Class B. Under the terms of each Plan the Funds pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares and 1.00% of the average daily net assets of Class B Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities.

The Money Market and Tax-Free Money Market Funds have adopted and entered into a Shareholder Service Plan and Agreement with the Distributor. Each Fund pays the Distributor a monthly shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each Fund's Investment Service Shares and Sweep Class Shares, which may be used by the Distributor to provide compensation to service providers that have agreed to provide certain shareholders support services for their customers who own such Shares of the Funds.

ADMINISTRATIVE SERVICING FEES -- To the extent that investors buy Sweep Class Shares through Compass Bank or any of its affiliates providing sub-accounting, sub-transfer agency services or other administrative services, including Compass Brokerage, Inc., those entities may receive administrative servicing fees, payable from the Funds' assets, of up to 0.12% of each Fund's average daily net assets attributable to Sweep Class Shares.

CUSTODIAN FEES -- Compass Bank serves as the Funds' custodian. Their fee is based on a rate of 0.02% of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

(4) TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Administrator and the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the Money Market Fund or the Tax-Free Money Market Fund (the "Money Market Funds"), provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.


                                                             APRIL 30, 2004   55

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


(5) CAPITAL SHARE TRANSACTIONS (000)

For the six months ended April 30, 2004 (unaudited) and the year ended October 1, 2003

                                                            EXPEDITION           EXPEDITION
                                                              EQUITY            EQUITY INCOME
                                                               FUND                 FUND
                                                      -------------------    ------------------
                                                       Period      Year       Period     Year
                                                        Ended      Ended       Ended     Ended
                                                      04/30/04   10/31/03    04/30/04  10/31/03
                                                      ---------  --------    --------  --------
Institutional Shares:
     Shares issued                                         776      1,756          --        7
     Shares issued in lieu of cash distributions             3         64          --       --
     Shares redeemed                                    (1,654)    (8,868)       (559)    (536)
                                                       -------    -------       -----     -----
     Increase (decrease) from
        Institutional Shares transactions                 (875)    (7,048)       (559)    (529)
                                                       -------    -------       -----     -----
   Investment Shares - Class A and
     Investment Service Shares, respectively:
     Shares issued                                          40        292           4        5
     Shares issued in lieu of cash distributions            --          2          --       --
     Shares redeemed                                      (273)      (246)         (3)     (17)
                                                       -------    -------       -----     -----
     Increase (decrease) from Investment Shares -
       Class A and Investment Service Shares
       transactions, respectively                         (233)        48           1      (12)
                                                       -------    -------       -----     -----
   Investment Shares - Class B and
     Sweep Class Shares, respectively:
     Shares issued                                         128        252          11       14
     Shares issued in lieu of cash distributions            --         --          --       --
     Shares redeemed                                      (188)      (354)        (16)     (28)
                                                       -------    -------       -----     -----
     Increase (decrease) from Investment Shares -
       Class B and Sweep Class Shares
       transactions, respectively                          (60)      (102)         (5)     (14)
                                                       -------    -------       -----     -----
     TOTAL INCREASE (DECREASE)
       FROM SHARE TRANSACTIONS                          (1,168)    (7,102)       (563)    (555)
                                                       =======    =======       =====     =====

Amounts designated as "--" are either $0 or have been rounded to $0.




56   APRIL 30, 2004



                                                  EXPEDITION       EXPEDITION TAX-FREE       EXPEDITION           EXPEDITION
                                               INVESTMENT GRADE     INVESTMENT GRADE        MONEY MARKET        TAX-FREE MONEY
                                                   BOND FUND            BOND FUND               FUND              MARKET FUND
                                             -------------------   -------------------  --------------------  ------------------
                                              Period      Year      Period      Year      Period     Year      Period       Year
                                               Ended      Ended      Ended      Ended      Ended     Ended      Ended       Ended
                                             04/30/04   10/31/03   04/30/04   10/31/03   04/30/04  10/31/03   04/30/04    10/31/03
                                             --------  ---------   --------  ---------  ---------  ---------  ---------  ---------
Institutional Shares
     Shares issued                              585       2,515        288        957     582,370    831,364    129,231    395,054
     Shares issued in lieu of cash
        distributions                           123         263         86         92          27         90         --         --
     Shares redeemed                           (928)     (3,052)      (684)    (1,350)   (598,181)  (818,571)  (128,075)  (408,728)
                                             ------     -------     ------   --------   ---------  ---------  ---------  ---------
     Increase (decrease) from
        Institutional Shares transactions      (220)       (274)      (310)      (301)    (15,784)    12,883      1,156    (13,674)
                                             ------     -------     ------   --------   ---------  ---------  ---------  ---------
   Investment Shares - Class A and
     Investment Service Shares,
        respectively:
     Shares issued                                4          45         20         16     392,870    646,623     98,653    231,192
     Shares issued in lieu of cash
        distributions                             8          17          1          3          46        214          1          4
     Shares redeemed                            (37)        (49)       (23)       (66)   (400,293)  (689,955)  (104,364)  (220,987)
                                             ------     -------     ------   --------   ---------  ---------  ---------  ---------
     Increase (decrease) from Investment
        Shares - Class A and Investment
        Service Shares transactions,
        respectively                            (25)         13         (2)       (47)     (7,377)   (43,118)    (5,710)    10,209
                                             ------     -------     ------   --------   ---------  ---------  ---------  ---------
   Investment Shares - Class B and
     Sweep Class Shares, respectively:
     Shares issued                               18          61         --          4     108,314    153,774     29,572     62,132
     Shares issued in lieu of cash
        distributions                             3           6          1          1          81        233          8         19
     Shares redeemed                            (35)        (47)        --         (5)    (99,843)  (150,961)   (29,794)   (47,843)
                                             ------     -------     ------   --------   ---------  ---------  ---------  ---------
     Increase (decrease) from Investment
        Shares - Class B and Sweep Class
        Shares transactions, respectively       (14)         20          1         --       8,552      3,046       (214)    14,308
                                               ----     -------     ------   --------   ---------  ---------  ---------  ---------
     TOTAL INCREASE (DECREASE)
       FROM SHARE TRANSACTIONS                 (259)       (241)      (311)      (348)    (14,609)   (27,189)    (4,768)    10,843
                                               ====     =======     ======   ========   =========  =========  =========  =========




                                                             APRIL 30, 2004   57

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



(6) INVESTMENT TRANSACTIONS
Purchases, sales and maturities of investments, excluding short-term securities, for the six months ended April 30, 2004, were as follows (000):
                                                                      TAX-FREE
                                           EQUITY     INVESTMENT     INVESTMENT
                             EQUITY        INCOME      GRADE BOND     GRADE BOND
                              FUND          FUND          FUND           FUND
                             ------        -------    -----------     ----------
Purchases
   U.S. Government .......  $    --        $   --        $6,109         $   --
   Other .................   68,584         2,092         5,978          3,908
Sales and Maturities
   U.S. Government .......       --            --         8,644             --
   Other .................   76,715         6,035         8,393          6,586

(7) FEDERAL TAX INFORMATION

It is each Fund's policy to continue to comply with the provisions of the Internal Revenue Code of 1986 (Subchapter M), as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for Federal tax are necessary.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.




58    APRIL 30, 2004

The tax character of dividends and distributions declared during the years ended October 31, 2003, and October 31, 2002, were as follows (000):

                        TAX-FREE   ORDINARY    LONG-TERM     RETURN OF
                         INCOME     INCOME    CAPITAL GAIN    CAPITAL    TOTAL
                        --------   --------   ------------   ---------  -------
Equity Fund
   2003 ...............  $   --     $  785       $   --          $ --    $  785
   2002 ...............      --         --           --            --        --
Equity Income Fund
   2003 ...............      --        108           --             4       112
   2002 ...............      --        101           --            --       101
Investment Grade
   Bond Fund
   2003 ...............      --      5,325           --            --     5,325
   2002 ...............      --      6,147           --            --     6,147
Tax-Free Investment
   Grade Bond Fund
   2003 ...............   2,534         --        1,424            --     3,958
   2002 ...............   2,182         --        1,227            --     3,409
Money Market Fund
   2003 ...............      --      4,394           --            --     4,394
   2002 ...............      --      7,836           --            --     7,836
Tax-Free Money
   Market Fund
   2003 ...............   1,320         --           --            --     1,320
   2002 ...............   1,748         --           --            --     1,748

As of October 31, 2003, the components of Distributable Earnings (Accumulated Losses) were as follows (000):

                                                                                                       TOTAL
                                      UNDISTRIBUTED                                                DISTRIBUTABLE
                       UNDISTRIBUTED    LONG-TERM        CAPITAL                       OTHER          EARNINGS
                         ORDINARY       CAPITAL           LOSS         UNREALIZED    TEMPORARY     (ACCUMULATED
                          INCOME          GAIN        CARRYFORWARDS   APPRECIATION   DIFFERENCES      LOSSES)
                       -------------  -------------   -------------   ------------   -----------   -------------
Equity Fund ...........    $145          $   --         $(92,794)       $12,255       $   --          $(80,394)
Equity Income
   Fund ...............      --              --           (8,884)         1,204           --            (7,680)
Investment
   Grade Bond
   Fund ...............     432              --           (1,391)         9,223         (432)            7,832
Tax-Free
   Investment
   Grade Bond
   Fund ...............      --           1,424               --          3,779           17             5,220
Money Market
   Fund ...............     264              --               --             --         (261)                3
Tax-Free Money
   Market Fund ........      --              --              (13)            --           --               (13)

                                                             APRIL 30, 2004   59

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2003, the Funds had the following capital loss carryforwards (000):

                                                                        TOTAL
                                                                       CAPITAL
                                                                         LOSS
                                                                        CARRY-
                      EXPIRES  EXPIRES    EXPIRES   EXPIRES  EXPIRES   FORWARD
                        2011     2010       2009      2008     2007    10/31/03
                      -------- --------  ---------  -------- -------- ---------

Equity Fund ........  $22,416   $33,297   $37,081     $ --      $--     $92,794
Equity Income Fund .    2,567     5,967       350       --       --       8,884
Investment Grade
   Bond Fund .......       --        --        --    1,391       --       1,391
Tax-Free Money
   Market Fund .....        3         2        --        1        7          13

During the year ended October 31, 2003, the Investment Grade Bond Fund and the Money Market Fund utilized capital loss carryforwards of $716,008 and $21,368 to offset capital gains, respectively.

For Federal income tax purposes, the cost of securities owned at April 30, 2004, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax
cost  and  aggregate  gross   unrealized   appreciation   and   depreciation  on
investments, held by the Funds at April 30, 2004, were as follows (000):
                                                                          NET
                            FEDERAL     APPRECIATED  DEPRECIATED    UNREALIZED
                           TAX COST     SECURITIES   SECURITIES    APPRECIATION
                           --------     -----------  -----------   ------------
Equity Fund ...........    $161,753       $23,777      $(7,679)       $16,098
Equity Income
   Fund ...............       9,095         1,262         (258)         1,004
Investment Grade
   Bond Fund ..........     101,884         7,298         (574)         6,724
Tax-Free Investment
   Grade Bond Fund ....      62,816         2,913         (139)         2,774




60    APRIL 30, 2004

[EXPEDITION LOGO OMITTED]



INVESTMENT ADVISOR
Compass Asset Management,
a division of Compass Bank
15 South 20th Street
Birmingham, Alabama 35233

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

TRANSFER AGENT:
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

SERVICING AGENT:
Boston Financial Data Services, Inc.
Two Heritage Drive
Quincy, Massachusetts 02171

INDEPENDENT AUDITORS:
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

COUNSEL:
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, D.C. 20036




EXP-SA-003-0400

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.   (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -----------------
                                            James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -----------------
                                            James F. Volk, President

Date 6/25/04


By (Signature and Title)*                   /s/ Peter J. Golden
                                            -------------------
                                            Peter J. Golden, Controller and CFO

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.